Filed with the Securities and Exchange Commission on March 29, 1996.

                                     1933 Act Registration File No.   33-91770
                                                    1940 Act File No. 811-9038

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. _____                      __

     Post-Effective Amendment No.  1                         x
                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  2                                        x
                               THE OLSTEIN FUNDS
              (Exact Name of Registrant as Specified in Charter)

               105 CORPORATE PARK DRIVE, WHITE PLAINS, NY  10604
          (Address of Principal Executive Offices)        (Zip Code)

      Registrant's Telephone Number, including Area Code:  (914) 397-7565

       Robert A. Olstein, President                      Copy to:
            The Olstein Funds                  Joseph V. Del Raso, Esq.
         105 Corporate Park Drive              Stradley, Ronan, Stevens &
          White Plains, NY  10604                      Young, LLP
  (Name and Address of Agent for Service)        2600 One Commerce Square
                                               Philadelphia, PA  19103-7098

It is proposed that this filing will become effective

     _____     immediately upon filing pursuant to paragraph (b)
       X       on  MARCH 29, 1996   pursuant to paragraph (b)
     _____     60 days after filing pursuant to paragraph (a)(1)
     _____     on___________________pursuant to paragraph (a)(1)
     _____     75 days after filing pursuant to paragraph (a)(2)
     _____     on___________________pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant will file the notice required by Rule 24f-2 for its fiscal year ended August 31, 1996 on or about October 30, 1996.

          TOTAL NUMBER OF PAGES: _____  EXHIBIT INDEX ON PAGE: _____

                             CROSS-REFERENCE SHEET
                            Pursuant to Rule 481(a)

                               THE OLSTEIN FUNDS

                          Items Required By Form N-1A

                              PART A - PROSPECTUS


N-1A
ITEM NO.  ITEM CAPTION                       PROSPECTUS CAPTION
--------  ------------                       ------------------
  1.      Cover Page                         Cover Page

  2.      Synopsis                           Fund Expenses

  3.      Condensed Financial                Financial Highlights
            Information

  4.      General Description of             Investment Objective and
            Registrant                       Policies; Risks and Special
                                             Considerations

  5.      Management of the Fund             Board of Trustees; Investment
                                             Manager; Distribution of Shares;
                                             Administrator, Transfer Agent
                                             and Fund Accounting/Pricing
                                             Agent; Custodian; Expenses

  6.      Capital Stock and Other            Shares of Beneficial Interest;
            Securities                       Dividends, Capital Gains
                                             Distributions and Taxes

  7.      Purchase of Securities             Determination of Net Asset Value;
            Being Offered                    How to Purchase Shares

  8.      Redemption or Repurchase           How to Redeem Shares

  9.      Pending Legal Proceedings          Not Applicable

                             CROSS-REFERENCE SHEET
                            Pursuant to Rule 481(a)

                               THE OLSTEIN FUNDS

                    Items Required By Form N-1A (continued)

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

                                             CAPTION IN STATEMENT OF
ITEM NO.  ITEM CAPTION                       ADDITIONAL INFORMATION
--------  ------------                       -----------------------
10.       Cover Page                         Cover Page

11.       Table of Contents                  Table of Contents

12.       General Information                Not Applicable
            and History

13.       Investment Objectives              Cover; Investments; Portfolio
            and Policies                     Turnover; Investment Restrictions

14.       Management of the Fund             Officers and Trustees of the
                                             Trust

15.       Control Persons and Principal      Control Persons and Principal
            Holders of Securities            Holders of Securities

16.       Investment Advisory and            Investment Manager; Distributors;
            Other Services                   Administrator

17.       Brokerage Allocation               Allocation of Portfolio Brokerage

18.       Capital Stock and Other            Not Applicable
            Securities

19.       Purchase, Redemption and           Purchase of Shares; Redemptions
            Pricing of Securities
            Being Offered

20.       Tax Status                         Taxation

21.       Underwriters                       Distributors; Distribution Plan;
                                             Purchase of Shares

22.       Calculation of Performance         Performance
            Data

23.       Financial Statements               Financial Statements

                       THE OLSTEIN FINANCIAL ALERT FUND
                                  A SERIES OF
                               THE OLSTEIN FUNDS
                             FINANCIAL HIGHLIGHTS


THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING OF THE FUND THROUGHOUT THE PERIOD FROM SEPTEMBER 21, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH FEBRUARY 29, 1996. THE FIGURES IN THIS TABLE ARE UNAUDITED AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S FINANCIAL STATEMENTS AND NOTES THERETO, ALL OF WHICH ARE INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


NET ASSET VALUE - BEGINNING OF PERIOD.................      $  10.00
                                                            --------
INVESTMENT OPERATIONS:
  Net investment loss.................................         (0.02)
  Net realized and unrealized gain
    on investments....................................          0.82
                                                            --------
     Total from investment operations.................          0.80
                                                            --------
DISTRIBUTIONS:
  From net investment income..........................          0.00
  From net realized gain on investments...............         (0.01)
                                                            --------
     Total distributions..............................         (0.01)
                                                            --------
NET ASSET VALUE - END OF PERIOD.......................      $  10.79
                                                            ========
TOTAL RETURN*.........................................          8.02%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses............................................          2.51 %**
  Net investment loss.................................         (0.65)%**
Portfolio turnover rate...............................        138.33 %**
Average commission rate paid..........................      $ 0.0594
Net assets at end of period ($000 omitted)............      $102,108

*   The total return for the period has not been annualized.
**  Annualized.





                        Supplement dated March 29, 1996
             to Prospectus dated August 18, 1995 following page 5

                       THE OLSTEIN FINANCIAL ALERT FUND
                                  A SERIES OF
                               THE OLSTEIN FUNDS
                           105 CORPORATE PARK DRIVE
                            WHITE PLAINS, NY 10604
                                (914) 397-7565
                       PROSPECTUS DATED AUGUST 18, 1995

     This prospectus offers shares of The Olstein Financial Alert Fund (the "Fund"), the first series of The Olstein Funds (the "Trust"), an open-end diversified management investment company which was organized as a Delaware business trust on March 31, 1995. The primary investment objective of the Fund is long-term capital appreciation with a secondary objective of income.

     The Fund was created to provide a mutual fund format by which the public could invest according to the value-oriented philosophy developed and utilized over the past twenty-seven years by Robert A. Olstein, the president of the Fund's investment manager, Olstein & Associates, L.P. ("Olstein & Associates" or the "Investment Manager"). This investment philosophy involves a detailed inferential analysis of company financial statements, to alert the Investment Manager to positive or negative factors affecting a company's future earnings power and value of a company's stock, which may not have been recognized by the financial markets. The philosophy was originated in the 1970s when Robert
A. Olstein co-authored the "Quality of Earnings Report" service, a financial statement "alert" service for institutional investors.

     The Fund seeks to achieve its objective by investing primarily in equity securities which the Investment Manager determines to be under-valued after an intensive analysis of a company's financial statements. The Fund may also engage in short-selling of equity securities which the Investment Manager determines to be over-valued. Consistent with the secondary objective of income, in the event that suitable undervalued securities are not available, the Fund may invest in fixed-income securities until such time as desirable equity securities are identified. There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objectives and Policies" and "Risks and Special Considerations."

     Fund shares may be purchased or redeemed at any time. Purchases will be effected at the net asset value next determined following receipt and acceptance of an investor's purchase order. Redemptions will be effected at the net asset value next determined following receipt of a proper redemption request, subject to a contingent deferred sales charge which may be imposed on redemptions made within two years of purchase. See "Determination of Net Asset Value," "Expenses of the Fund," and "How to Redeem Shares."

     This Prospectus sets forth information about the Fund that prospective investors should know before investing. The Prospectus should be read carefully and retained for future reference. More information about the Fund has been filed with the Securities and Exchange Commission, and is contained in the "Statement of Additional Information," dated August 18, 1995 which is available at no charge upon written request to the Fund. The Fund's Statement of Additional Information is incorporated herein by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

SYNOPSIS.............................................................
   Investment Objective..............................................
   Investment Manager................................................
   Distributor and Transfer Agent....................................
   How to Purchase Shares............................................
   Minimum Investment................................................
   Redemption and Exchanges..........................................
   Investment Management Fees........................................
   Risks and Special Considerations..................................

FUND EXPENSES........................................................

INVESTMENT OBJECTIVE AND POLICIES....................................

RISKS AND SPECIAL CONSIDERATIONS.....................................
   Investment Manager................................................
   Portfolio Turnover................................................
   Repurchase Agreements.............................................
   Illiquid Securities...............................................
   Short-Selling.....................................................
   Purchasing Options................................................
   American Depository Receipts......................................
   Small Capitalization Stocks.......................................

MANAGEMENT OF THE FUND...............................................
   Board of Trustees.................................................
   Investment Manager................................................
   Distribution of Shares............................................
   Administrator, Transfer Agent and Fund Accounting/Pricing Agent...
   Custodian.........................................................
   Expenses..........................................................

SHARES OF BENEFICIAL INTEREST........................................

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.....................

DETERMINATION OF NET ASSET VALUE.....................................

HOW TO PURCHASE SHARES...............................................
   Purchase by Mail..................................................
   Purchase by Wire..................................................
   Automatic Investment Plan.........................................

HOW TO REDEEM SHARES.................................................
   Redemption by Mail................................................
   Redemption by Telephone...........................................

RETIREMENT PLANS.....................................................
   Individual Retirement Accounts ("IRAs")...........................
   401(k) Plans and other Defined Contribution Plans.................
   403(b)(7) Retirement Plans........................................

PERFORMANCE..........................................................




                                   SYNOPSIS

INVESTMENT OBJECTIVE

     The objective of the Fund is long-term capital appreciation with a secondary objective of income. The Fund seeks to achieve its objective by investing in a diversified portfolio of under-valued equity securities as determined by the Investment Manager for the Fund. The Fund may also engage in short sales of securities that the Investment Manager believes are over-valued. The Fund may also invest in fixed-income securities during periods in which suitable undervalued equity securities are not available.

     When evaluating stocks for the Fund's portfolio, the Investment Manager emphasizes an inferential analysis of financial statements, rather than more conventional analytical methodology such as macro-economic analysis, management contact and market timing techniques. The Fund's stock selection process emphasizes a company's financial conservatism and considers the possibility of downside risk before evaluating a stock's upside potential in its effort to achieve capital appreciation. When screening investments for the Fund's portfolio, the Investment Manager believes that the quality of a company is associated with its financial strength as opposed to characteristics such as size, number of years in business, sensitivity to economic cycles, or industry categorization, etc. The Investment Manager similarly believes that the search for undervalued securities should not be restricted by such characteristics. As a result, the Fund will invest in securities without regard to whether they are characterized as small-capitalization, large-capitalization, growth stock, cyclical stock, technology stock, or otherwise. With this approach, the Fund intends to capitalize on opportunities that develop anywhere in the equity markets. There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objective and Policies."

INVESTMENT MANAGER

     Olstein & Associates is the investment manager of the Fund. Robert A. Olstein, the president of Olstein & Associates, has been engaged for the past twenty-seven years as a securities analyst and portfolio manager, and for the past fifteen years as a senior portfolio manager for private employee benefit plans and individual clients. In 1971, Mr. Olstein co-founded the "Quality of Earnings Report" service which pioneered the concept of using inferential financial screening techniques to analyze balance sheets and income statements to alert portfolio managers to positive and negative factors affecting a company's future earnings power and value of a company's stock, which may not yet have been recognized by the financial markets.

DISTRIBUTOR AND TRANSFER AGENT

     Olstein & Associates also serves with Rodney Square Distributors, Inc. ("RSD") as co-underwriters and distributors for the Fund's shares (together the "Distributors"). Rodney Square Management Corporation ("Rodney Square") is the administrator, transfer agent and dividend disbursing agent for the Fund. Rodney Square and RSD are wholly owned subsidiaries of Wilmington Trust Company. See "Management of the Fund."

HOW TO PURCHASE SHARES

     Shares of the Fund are offered continuously by the Distributors directly and through certain brokers, dealers, financial institutions or other such entities. To obtain information about purchasing shares of the Fund, investors and dealers should contact Rodney Square at (800) 799-2113. Brokerage or investment advisory clients of Olstein & Associates who maintain private accounts with Olstein & Associates, may contact Olstein & Associates directly.

     The Fund does not impose front-end sales charges. Certain redemptions of Fund shares may be subject to a contingent deferred sales charge ("CDSC") if redeemed within the first two years after purchase, and investments are subject to 12b-1 Plan fees. The public offering price of shares of the Fund is the net asset value per share next determined after the receipt and acceptance of the purchase order. See "Expenses of the Fund" and "How to Purchase Shares."

     Selected brokers, dealers, financial institutions or other entities ("Selling Dealers") may enter into agreements to sell shares of the Fund. Selling Dealers may be eligible to receive an up-front commission of up to 1.5%, which is financed solely by Olstein & Associates, and is not charged to the Fund or its shareholders. In addition, Selling Dealers may receive up to 90% of the total 12b-1 Plan fees payable by the Fund with respect to assets in the Fund attributable to investments by clients of such Selling Dealer. Such fees currently total 1.00%.

MINIMUM INVESTMENT

     The minimum initial investment is $1,000 and subsequent investments must total at least $100. The minimum initial investment requirement for qualified tax sheltered retirement plans is $250 with no minimum for subsequent investments. See "How to Purchase Shares."

REDEMPTION AND EXCHANGES

     Shares of the Fund are redeemed at the net asset value next calculated after receipt of the redemption request in proper form, subject to any applicable CDSC.

INVESTMENT MANAGEMENT FEES

     The Investment Manager selects investments for and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees. For its services, the Investment Manager is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is higher than that paid by most mutual funds. See "Management of the Fund."

RISKS AND SPECIAL CONSIDERATIONS

     The Fund may engage in short sales of equity securities when the Investment Manager believes that the price of a security is over-valued and may decline. At no time will the Fund make short sales in excess of 25% of its net assets. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. For defensive or hedging purposes, the Fund may seek to lower some of the risk associated with short sales by purchasing call options on securities sold short by the Fund, which would lock in a purchase price for the underlying security. Short-selling by the Fund, as well as the purchase of options on securities to hedge short positions, may be considered investments in derivative securities. In addition, the Fund may enter into repurchase agreements which carry risks of loss if the parties to such agreements default or enter into bankruptcy proceedings. See "Risks and Special Considerations."

     Olstein & Associates is a newly formed company. While Robert A. Olstein has extensive investment management experience, he has not previously served as the investment manager for an investment company.

                                 FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES: The following table illustrates estimated expenses and fees that a shareholder of the Fund will incur.

          Maximum Sales Load Imposed on Purchases                None
          Maximum Sales Load Imposed on Reinvested Dividends     None
          Maximum Contingent Deferred Sales Charge               2.50% 1
          Redemption Fees                                        None
          Exchange Fee                                           None

ESTIMATED ANNUAL OPERATING EXPENSES: These expenses, which cover the cost of investment management, administration, distribution, marketing and shareholder communication, are quoted as a percentage of average daily net assets of the Fund. The expenses are factored into the Fund's share price and are not billed directly to shareholders.

          Investment Advisory Fees                               1.00%
          Rule 12b-1 Fees                                        1.00% 2
          Other Expenses                                          .46%
                                                                 ----
          TOTAL OPERATING COSTS                                  2.46% 3

     The purpose of these tables is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. The amount of "Other Expenses" is based on estimated amounts for the current fiscal year.

1 There is no contingent deferred sales charge if an investor redeems Fund shares more than two years after such shares are purchased. Shares may be subject to a CDSC of: (i) 2.50% if shares are redeemed within one year of purchase; and (ii) 1.25% if shares are redeemed during the second year following purchase. Investments made by clients of Olstein & Associates are not subject to any CDSC. See "How To Redeem Shares."

2 The Board of Trustees has adopted a Plan of Distribution for the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the
     "1940 Act"). A portion of the fees payable under this plan will be used to pay distribution expenses (0.75%) and a portion will be used for shareholder servicing costs (0.25%). Over an extended period of time, the aggregate distribution payments made by the Fund under the plan could cause long-term shareholders to bear distribution costs that exceed the amount of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. (the "NASD"). See "Distribution of Shares."

3 The Investment Manager will voluntarily waive up to all of its investment management fee to the extent necessary to keep the total operating costs of the Fund (exclusive of 12b-1 fees) within any applicable expense limitations established by a state securities commission.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, redemptions of shares of the Fund are subject to a CDSC if the shares are redeemed during the first or second year following purchase.

                    1 year                             3 years
                    ------                             -------
                     $50                                 $77
     An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period (and therefore no CDSC):

                    1 year                             3 years
                    ------                             -------
                     $25                                 $77

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                       INVESTMENT OBJECTIVE AND POLICIES

     The primary investment objective of the Fund is a fundamental policy and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund will achieve its objective.

     The investment objective of the Fund is long-term capital appreciation with a secondary objective of income. The Fund seeks to achieve its objective by investing in common stocks of companies that are determined to be under-valued when comparing the "private market value" as determined by the
Investment Manager with the value of the securities as established in the public trading markets. The Fund believes that, in order to achieve long-term capital appreciation, downside risk should be emphasized before considering the upside potential in the stock selection process. Accordingly, the Fund will not purchase equity securities unless they meet the Fund's value criteria. To the extent that suitable undervalued securities are not available, the Fund will invest its assets in fixed-income or money market securities. In addition to purchasing under-valued equity securities, if the Investment Manager determines that a security is over-valued, the Fund may engage in short sales of the security.

     The Fund will select equity securities based on a value-oriented philosophy developed and employed by the Investment Manager which emphasizes the use of information contained in financial statements to alert investors to items that may positively or negatively affect prices of securities. That philosophy identifies investments in securities of companies that, in the opinion of the Investment Manager: (i) generate more cash flow than is necessary to sustain the operations of the business (including capital expenditures); (ii) avoid aggressive accounting practices; (iii) demonstrate balance sheet fundamentals consistent with the Investment Manager's philosophy of emphasizing downside risk before upside potential in the stock selection process; and (iv) are selling at a discount to the "private market value" as estimated by the Investment Manager. Rather than relying on information obtained through management contact, market timing techniques, or macro-economic analysis, the Investment Manager identifies such companies by engaging in an intensive analysis of a company's balance sheet, income statement, cash flow statement and related footnotes. The Investment Manager believes that a historical and investigative analysis of information disclosed in a company's publicly disclosed financial statements and accompanying footnotes, shareholder reports and filings made with the U.S. Securities and Exchange Commission (the "SEC") is the best indicator of the capabilities of the management of a company.

     The "private market value" of a company's common stock is determined by the Investment Manager under an inferential investigative analysis of the company's financial statements, shareholder reports and SEC filings. Instead of relying on conventional price/earnings ratio analysis, the Investment Manager calculates an internal rate of return for each company which is then compared to available rates of return on three to five year U.S. Treasury Notes to calculate "private market value." The Investment Manager seeks to identify deviations between private market valuations and stock market valuations in securities that the Investment Manager believes are temporarily unpopular with investors. The Investment Manager believes that such securities offer the potential for above average appreciation when the deviations in value are corrected by market forces. The possibility of such appreciation may not be realized immediately, therefore the Fund should only be purchased by investors with a three to five year investment time horizon. Although the Fund's primary objective is long-term appreciation, the Fund would recognize short-term gains and avoid short-term losses by trading securities in its portfolio when price fluctuations in the underlying security warrant such trading to reduce the risk of loss or in accordance with the Fund's secondary objective of income.

     The Fund will invest in a diversified portfolio of equity securities of companies chosen solely because they meet the financial characteristics determined under the value-oriented philosophy utilized by the Investment Manager. The Investment Manager believes that the quality of a company is associated with its financial strength as opposed to characteristics such as size, number of years in business, sensitivity to economic cycles, or industry categorization, etc. The Investment Manager similarly believes that the search for undervalued securities should not be restricted by such characteristics. As a result, the Fund will invest in securities without regard to whether the securities are characterized as small-capitalization, large-capitalization, growth stock, cyclical stock, technology stock, or otherwise. With this approach, the Fund intends to capitalize on opportunities that develop anywhere in the equity markets. Securities will be sold when they reach a price objective based on a computation of private market value or when circumstances change such that the security no longer meets the value criteria of the Fund.

     In situations where the Investment Manager determines that a company engages in aggressive accounting practices, is over-leveraged, or investors have unrealistic expectations of future earnings potential which results in the company's stock being over-valued in comparison to the Investment
Manager's calculation of its private market value, the Fund may engage in short sales of the company's stock. This process allows the Fund to realize profits if the value of the company's stock is reduced to a level that was anticipated by the Investment Manager. The Investment Manager considers aggressive accounting practices to include (i) "front end" accounting methods that immediately flow non-recurring revenues such as up-front franchise fees through the company's income statement; (ii) capitalization of research and development, advertising, or promotional payments which contribute materially to year to year earnings growth; and (iii) reversing previously established reserves which result in material increments to income. In addition, the Investment Manager seeks to identify companies using accounting practices for shareholder reporting that are more aggressive than the company's tax reporting practices. For example, the use of percentage of completion accounting methods for shareholder reporting purposes, and completed contract accounting methods for tax reporting purposes can result in substantially increased earnings figures reported to shareholders, which may not accurately reflect the company's earnings potential, and therefore, its value. At no time will the Fund make short sales in excess of 25% of its total net assets and the value of any securities of any one issuer in which the Fund is short may not exceed the lessor of 2% of the Fund's net assets or 2% of the securities of any class of any issuer's securities. In addition, short sales will only be made in those securities that are listed on a national exchange.

     The Fund is also authorized to purchase call options on securities as a hedging technique as more fully described in the Statement of Additional Information. Generally, the Fund may seek to offset positions that are sold short by the Fund. The purchase of call options gives the Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing options in securities, the Fund pays a non-refundable premium to the party who sells (writes) the option. Premiums paid by the Fund in connection with option purchases will not exceed 5% of the Fund's net assets. When engaging in short sales, the Fund may hedge a short position by purchasing a call option to purchase the underlying security at a given price in the future. This practice allows the Fund to protect itself in the event of an unexpected increase in the price of a security sold short. The Fund's activities relating to short sales and any purchase of options on securities for hedging purposes may be considered investments in derivative securities. "Derivative" securities include instruments whose value is based upon, or derived from, some underlying security. See "Risks and Special Considerations."

     If the Investment Manager determines that suitable undervalued equity securities are not available, the Fund may seek income by investing a substantial portion of its assets in other types of securities, such as securities convertible into common stocks and common stock equivalents (including rights and warrants), preferred stocks, debt securities issued or guaranteed as to principal by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), and/or other high-quality, short-term debt securities (commercial paper, repurchase agreements, bankers' acceptances, certificates of deposit and other fixed-income securities including, non-convertible and convertible bonds, debentures and notes issued by U.S. corporations and certain bank obligations and participation). High-quality, investment grade debt securities are those that are rated A or better by Moody's Investors Services, Inc. ("Moody's"), or A or better by Standard & Poor's Ratings group ("S&P"), or that are of comparable quality. The Fund's investment in repurchase agreements that do not mature in seven days and other securities for which there is no readily available market for resale, or that are subject to legal or contractual restrictions on resale, may be considered illiquid securities under federal or state law. The Fund will restrict its investment in illiquid securities to not more than 10% of its net assets. See "Risks and Special Considerations." In accordance with the Fund's secondary objective of income, the Fund may also invest in non-equity securities pending the investment of proceeds of sales of Fund shares, or of the proceeds of certain sales of portfolio securities, but such investments will only be maintained for the periods during which suitable undervalued equity securities are unavailable.

     The Fund may also purchase and sell American Depository Receipts ("ADRs") as more fully described in the Statement of Additional Information. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Fund may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. The Fund generally does not expect to invest more than 5% of its assets in ADRs.

     The Fund will select money market securities for investment when such securities offer a current market rate of return which the Fund considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Fund. The money market securities in which the Fund may invest are repurchase agreements, certificates of deposit, U.S. Government Securities, commercial paper and securities of money market mutual funds. Other than its investments in money market mutual funds, the Fund will not invest in other investment companies. The Fund's investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder.

     U.S. Government Securities include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. The Fund will only acquire U.S. Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Fund's direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than are those with longer maturities.

     Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having a net worth of at least $100 million dollars ("Domestic Banks") and domestic branches of foreign banks (limited to institutions having total assets not less than $1 billion or its equivalent).

     Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.

     As a matter of fundamental policy, the Fund will generally not borrow money. However, the Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the fund's assets; or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make additional investments. Interest paid on borrowings will reduce net income.

                       RISKS AND SPECIAL CONSIDERATIONS

INVESTMENT MANAGER

     The Investment Manager and its president, Robert A. Olstein, have not previously served as the investment manager for a mutual fund. Accordingly, historical information about the performance of the Investment Manager is not available.

PORTFOLIO TURNOVER

     It is estimated that the annualized portfolio turnover rate for the Fund will be in the range of 75%-100% during most periods. The Fund intends to follow a very strict "sell discipline," under which it will purchase or sell securities whenever the Fund's value criteria are met, which may result in portfolio restructuring, and a portfolio turnover rate higher than that otherwise reached by capital appreciation funds. Portfolio transactions relating to the Fund's secondary objective of income may contribute to this portfolio turnover rate. High portfolio turnover involves additional transaction costs (such as brokerage commissions), which are borne by the Fund, and might involve adverse tax effects. See "Dividends, Distributions and Taxes."

REPURCHASE AGREEMENTS

     Under a repurchase agreement the Fund acquires a debt instrument subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks that are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York and, in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the United States. A repurchase agreement may also be viewed as the loan of money by the Fund to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week), and at no time will the Fund invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will at least equal 102% of the dollar amount to be paid to the Fund under each agreement at its maturity, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund also may not be able to substantiate its interests in the underlying securities. While management of the Fund acknowledges these risks, it is expected that such risks can be controlled through stringent security selection and careful monitoring procedures. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's net assets would be invested in such repurchase agreements. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the Repurchase Agreements.

ILLIQUID SECURITIES

     The Fund may invest up to 10% of its total assets in securities which may be considered illiquid, which include securities with contractual restrictions on resale, repurchase agreements maturing in greater than seven days, and other securities which may not be readily marketable. Liquidity relates to the ability of the Fund to sell a security in a timely manner at a price which reflects the value of that security. The relative illiquidity of some of the Fund's securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it may be necessary or advantageous for the Fund to liquidate portfolio securities. Certain securities in which the Fund may invest are subject to legal or contractual restrictions as to resale and therefore may be illiquid by their terms.

SHORT-SELLING

     If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund. See "Synopsis_Risks and Special Considerations."

     Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other high grade debt instruments equal to the difference between (i) the market value of the securities sold short; and (ii) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such a level that (i) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (ii) the amount deposited in it plus the amount deposited with the broker will not be less than the market value of the securities at the time they were sold short. No more than 25% of the value of the Fund's total net assets will be, when added together, (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. The Fund's ability to make short sales may be limited by a requirement applicable to "regulated investment companies" under Subchapter M of the Internal Revenue Code that no more than 30% of the Fund's gross income in any year may be the result of gains from the sale of property held for the less than three months.

PURCHASING OPTIONS

     The success of purchasing call options for hedging purposes depends on the Investment Manager's judgment and ability to predict the movement of stock prices. There is generally an imperfect correlation between options and the securities being hedged. If the Investment Manager correctly anticipates the direction of the price of the underlying security that is the subject of the hedge, the option will not be exercised, and any premium paid for the option may lower the Fund's return. If an option position is no longer needed for hedging purposes, it may be closed out by selling an option of the same series previously purchased. There is a risk that a liquid secondary market may not exist and the Fund may not be able to close out an option position, and therefore would not be able to offset any portion of the premium paid for that option. The risk that the Fund will not be able to close out an options contract will be minimized because the Fund will only enter into options transactions on a national exchange and for which there appears to be a liquid secondary market.

AMERICAN DEPOSITORY RECEIPTS

     The  Fund  may  purchase and sell ADRs.  Since ADRs  are  receipts  which evidence ownership of underlying securities issued by foreign corporations, investments in ADRs may involve greater risks than investments in domestic securities. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there is generally less information available to the public about non-U.S. companies. In addition, foreign investments may include risks related to legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls as the adoption of other foreign governmental restrictions which might adversely affect to value of foreign issuer's stock. The Fund generally does not expect to invest more than 5% of its assets in ADRs.

SMALL-CAPITALIZATION STOCKS

     To the extent that the Fund invests in securities of companies with market capitalizations less than the median market capitalization of the listed companies on the New York Stock Exchange ("NYSE"), such securities could be considered small-capitalization stocks. Typically, securities of small companies are less liquid than securities of large companies.
Recognizing this factor, the Fund will endeavor to effect securities transactions in a manner to avoid causing significant price fluctuations in the market for such securities.

                            MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

     The Board of Trustees of the Fund consists of five individuals, two of whom are not "interested" persons of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. They establish policy for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. The Statement of Additional Information contains more information regarding the Officers and Trustees of the Fund.

INVESTMENT MANAGER

     Olstein & Associates, L.P. serves as the investment manager for the Fund pursuant to an investment management contract (the "Management Contract").
Subject to the supervision of the Trustees and officers of the Trust, the Investment Manager selects investments and supervises the assets of the Fund, and places portfolio transactions for the Fund. The Investment Manager is governed by the policies set forth under "Investment Objectives and Policies." For its services, the Investment Manager is paid an annual fee equal to 1.00% of the Fund's average daily net assets, which is higher than that paid by most mutual funds.

     Robert A. Olstein is the president of the Investment Manager and will be principally responsible for the management of the Fund's portfolio of securities. Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the "Quality of Earnings Report" service, which pioneered the concept of using inferential financial screening techniques to analyze balance sheets and income statements to alert institutional portfolio managers to positive or negative factors affecting a company's future earnings power and value of a company's stock. For the past thirteen years, Mr. Olstein has managed portfolios for individuals, corporations and employee benefit plans at Smith Barney, Inc. ("Smith Barney") and its predecessor companies. Prior to forming the Investment Manager, Mr. Olstein was a Senior Vice President/Senior Portfolio Manager at Smith Barney and managed approximately $158 million of individual and employee benefit accounts at Smith Barney, $73 million of which were managed under the auspices of the Smith Barney Equity Portfolio Management Program. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow of the Financial Analysts Federation. He is a past recipient of the Graham & Dodd and Gerald M. Loeb Research Awards, has testified before the Senate Banking Committee on bank accounting, and is the author of numerous articles on corporate reporting and disclosure practices.

     The Investment Manager is a New York limited partnership established in June of 1994, with offices located at 105 Corporate Park Drive, White Plains, New York 10604. The corporate general partner of the Investment Manager is Olstein, Inc., which was formed for the primary purpose of acting as the Investment Manager's general partner, and whose sole shareholder, officer and director is Robert A. Olstein. The Investment Manager has twenty-two limited partners, who will receive a portion of the income derived from the advisory fee received by the Investment Manager. In addition, some of the limited partners are brokers or dealers who may receive up-front commissions from the Investment Manager for sales of Fund shares, distribution fees for ongoing marketing of Fund shares under a Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), or compensation as broker-dealer employees of companies who execute portfolio transactions for the Fund.

     Pursuant to the Management Contract with the Fund, the Investment Manager will also provide, on a reimbursable basis, administrative and clerical services, office space and other facilities for the Fund, and keep certain books and records for the Fund to the extent that such services are not provided by the Administrator or other persons.

     The Investment Manager is responsible for selecting brokers and dealers to execute portfolio transactions for the Fund. The Board of Trustees has authorized the Investment Manager, which is itself a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD, to place Fund securities transactions through itself or certain affiliates, and has authorized the Investment Manager and the Fund's officers to consider sales of the Fund's shares when allocating brokerage, in either case subject to the policy of obtaining best price and execution on such transactions. Any portfolio transactions which are effected by brokers or dealers who are considered to be affiliated persons of the Fund will be subject to SEC Rules designed to ensure that the commissions for such transactions are fair to the Fund's shareholders.

     The Investment Manager also serves as the Fund's co-underwriter and co-distributor, along with Rodney Square Distributors, Inc., a wholly owned subsidiary of Wilmington Trust Company. For these services the Investment Manager is compensated pursuant to the 12b-1 Plan adopted by the Board of Trustees of the Fund. See "Distribution of Shares."

DISTRIBUTION OF SHARES

     Rodney Square Distributors, Inc., a subsidiary of Wilmington Trust Company ("RSD") and Olstein & Associates (together the "Distributors") have entered into a distribution and underwriting agreement with the Fund (the "Distribution Agreement") dated August 18, 1995, under which the Distributors will act as co-underwriters to engage in activities designed to assist the Fund in securing purchasers for its shares. The fee for RSD's services as co-underwriter is borne solely by Olstein & Associates, and Olstein & Associates will receive compensation for its services under the 12b-1 Plan described below. Either directly or through affiliates, the Distributors will provide services under the Distribution Agreement including underwriting, coordination and approval of selling dealers, investor support services, administrative services and 12b-1 Plan administration.

     The Fund has adopted a Shareholder Servicing and Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Amounts paid under the 12b-1 Plan may compensate the Distributors or others for their activities in the promotion and distribution of the Fund's shares and for shareholder servicing. The total amount which the Fund will pay under the 12b-1 Plan is 1.00% per annum of the Fund's average daily net assets payable on a
monthly  basis.   This  total  amount includes  a  monthly  distribution  fee, calculated at the annual rate of 0.75% of the average daily net assets of  the
Fund.   This  fee  may be used to compensate the Distributors  or  others  for distribution  activities,  including but  not  limited  to,  the  preparation,
printing   and   distribution  of  prospectuses,  sales  materials,   reports,
advertising  and other distribution-related materials, as well as payments  to
Selling  Dealers  with  respect to the sales of Fund  shares.   Also  included
within the total amount payable under the 12b-1 Plan is a monthly shareholder servicing fee, calculated at the annual rate of 0.25% of the average daily net assets of the Fund, which will be used to compensate the Distributors or others for ongoing servicing and maintenance of shareholder accounts with the
Fund.   Such shareholder servicing activities include responding to  inquiries of shareholders of the Fund regarding their ownership of shares of the Fund or providing other similar services not otherwise required to be provided by the Investment Manager or the Administrator. Payments under the 12b-1 Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributors or others, and the payments may exceed the amount of expenses actually incurred.

     To promote the sale of the Fund's shares, Olstein & Associates may enter into agreements with Selling Dealers under which the Selling Dealers may be compensated for their distribution and shareholder servicing activities. It is presently contemplated that certain Selling Dealer agreements, subject to Olstein & Associates' discretion, will provide for Olstein & Associates to pay the Selling Dealer, from its own resources, an up-front commission of up to 1.5% of the amount invested. No portion of such up-front commissions will be borne by the Fund or its shareholders. While Olstein & Associates has advised the Fund it hopes to recover such up-front commissions payments by receipt of 12b-1 fees paid by the Fund, the Fund is not legally obligated to repay such excess amounts or to continue the 12b-1 Plan for such purpose. The Selling Dealer Agreements which provide for a 1.5% up-front commission will also provide for Selling Dealers to receive up to 90% of the total 12b-1 fees attributable to the amount originally invested that remains invested in the Fund during the second through fifth years at current market value. In subsequent years, the Selling Dealers will receive up to 75% of the total 12b-1 fees for assets that remain invested in the Fund at current market values. In the event that a Selling Dealer Agreement does not provide for an up-front commission payment by Olstein & Associates to the Selling Dealer, the Selling Dealer may be paid up to 90% of the total 12b-1 fee beginning in the first year. The 12b-1 fees payable to Selling Dealers will consist in part of a shareholder servicing fee and, in part, a distribution fee.

     If investors elect to redeem their shares of the Fund within the first two years of purchase, thereby incurring a CDSC, the CDSC will be paid to Olstein & Associates. Any CDSC payments received by Olstein Associates will not reduce the payments Olstein & Associates may receive under the 12b-1 Plan during a particular year. By receiving the CDSC upon early redemptions, Olstein & Associates will recapture some of the up-front commissions it may have paid to Selling Dealers when the original purchase was made, as opposed to receiving ongoing fees under the 12b-1 Plan with respect to those assets if the shareholder had retained the investment in the Fund.

     RSD is located at 1100 North Market Street, Wilmington, Delaware 19890 and is an affiliate of Wilmington Trust Company ("WTC"), the Fund's custodian bank for its securities and cash. Banking laws limit deposit-taking institutions and certain of their affiliates from underwriting or distributing securities. RSD believes that it may perform the services contemplated under the co-underwriting agreement without violation of applicable banking laws or regulations. If RSD were prohibited from performing these services, it is expected that RSD would resign as co-underwriter. It is not expected that shareholders would suffer any adverse financial consequences as a result of such an occurrence, as the Investment Manager would continue to serve as the Distributor of the Fund's shares, and the Fund and the Board of Trustees would consider whether to enter into any additional agreements with other parties.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING/PRICING AGENT

     Rodney Square Management Corporation ("Rodney Square") serves as the Fund's Administrator pursuant to an Administration Services Agreement with the Fund dated August 18, 1995. As Administrator, Rodney Square supplies office facilities, non-investment related statistical and research data, stationary and office supplies, executive and administrative services, internal auditing budgeting and financial reporting services. Rodney Square also prepares and maintains information for meetings of the Board of Trustees, assists in the preparation of reports to shareholders, prepares proxy statements, updates and supervises the preparation of prospectuses and makes filings with the SEC and state securities authorities. Rodney Square also monitors the Fund's compliance with federal and state securities laws, and assists the Fund's Distributors in the review of advertising literature, and the submission of such advertising to the NASD for review and approval in accordance with NASD rules. For its services as Administrator, Rodney Square receives a monthly fee from the Fund, based on the Fund's average daily net assets, of 0.15% on the first $50 million of assets (subject to a minimum annual fee of $50,000), 0.10% on the next $50 million of assets, 0.07% on the next $100 million in assets and 0.05% on assets in excess of $200 million. Rodney Square also receives reimbursement from the Fund for out-of-pocket expenses.

     Rodney Square also serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement dated August 18, 1995. As transfer agent, Rodney Square maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares in association with the Distributors, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. Rodney Square will also administer the payment of any up-front commission payments paid by Olstein & Associates and ongoing 12b-1 fees paid by the Fund to Selling Dealers and assist the Distributors in the preparation of the quarterly 12b-1 reports to the Board of Trustees. See "Distribution of Shares." Shareholder inquiries should be directed to Rodney Square at (800) 799-2113.

     Rodney Square also performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value. These services are provided pursuant to an Accounting Services Agreement with the Fund dated August 18, 1995.

CUSTODIAN

     The custodian for the securities and cash of the Fund is Wilmington Trust Company, Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001.

EXPENSES

     Except as indicated above, the Fund is responsible for the payment of its expenses, other than those borne by the Investment Manager and such expenses may include, but are not limited to: (i) management fees; (ii) the charges and expenses of the Fund's legal counsel and independent auditors; (iii) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (iv) all taxes and corporate fees payable by the Fund to governmental agencies; (v) the fees of any trade association of which the Fund is a member; (vi) the cost of certificates, if any, representing shares of the Fund; (vii) amortization and reimbursements of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and its shares with the SEC, and the preparation and printing of the Fund's registration statements and prospectuses for such purposes; (viii) allocable communications expenses with respect to investor services and all expenses of shareholders and directors meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (ix) certain rent or office expenses not assumed by others, (x) premiums for fidelity bond and liability insurance covering Fund trustees and officers; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (xii) compensation for employees of the Fund.

                         SHARES OF BENEFICIAL INTEREST

     The Trust is a series business trust that currently offers one series of shares. The beneficial interest of each Series of the Trust is divided into an unlimited number of shares ("Shares"), with a par value of $.001 each. Each Share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments, and the Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including the advisory fee, are accrued daily. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying Rodney Square in writing thirty days prior to the record date. Shareholders may call Rodney Square at (800) 799-2113 for more information.

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed and by meeting certain other requirements relating to the sources of its income and diversification of its assets as provided in the Code. Dividends from net investment income or net short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the 70% corporate dividends received deduction, subject to certain holding period and debt financing restrictions. The portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

     Distributions paid by the Fund from net long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

     Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on a sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. Government Securities may be exempt from state personal income taxes. Each year, the Fund will mail information on the tax status of the Fund's dividends and distributions to shareholders. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund. The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Shareholder Application the proper Taxpayer Identification Number and by certifying that they are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

                       DETERMINATION OF NET ASSET VALUE

     The Fund's net asset value per share ("net asset value") is determined by the Fund as of the close of regular trading on each day that the NYSE is open for unrestricted trading from Monday through Friday (generally 4:00 p.m.). The net asset value is determined by the Fund by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last bid and ask price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Short-term investments with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a short-term security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60 day period that this amortized cost value does not represent fair market value.

                            HOW TO PURCHASE SHARES

     Shares of the Fund are offered on a continuous basis by the Distributors and through Selling Dealers who have entered into Selling Dealer Agreements with the Distributors. Brokerage or investment advisory clients of Olstein & Associates who maintain private brokerage or advisory accounts with Olstein & Associates, may contact Olstein & Associates directly. Selling Dealers may receive compensation for their marketing and shareholder servicing activities in the form of up-front commission payments funded by Olstein & Associates from its own resources, or by receiving a portion of the 12b-1 fees payable by the Fund under the 12b-1 Plan. See "Distribution of Shares."

     Shares are sold to investors at the net asset value next determined after receipt and acceptance of an investor's purchase order in proper form as described below. Shares of the Fund are subject to annual 12b-1 Plan expenses and, if shares are redeemed within two years of purchase, may be subject to a CDSC. See "Expenses of the Fund" and "How to Redeem Shares." The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The minimum initial investment is $1,000, and subsequent investments must total at least $100. The minimum initial investment requirement for qualified tax sheltered retirement plans is $250 with no minimum for subsequent investments. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time.

     At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that: (i) meet the Fund's investment objective and policies; (ii) are acquired by the Fund for investment and not for retail purposes; (iii) are liquid securities which are not restricted as to transfer either by law or liquidity of market; (iv) have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ; and (v) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Fund will not exceed 5% of the net assets of the Fund immediately after the transactions.

     Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' bases therein.


     Purchase orders for shares of the Fund which are received by Rodney Square and accepted by the Distributors prior to the close of regular trading hours on the NYSE on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

     Purchases may be made in one of the following ways:

PURCHASES BY MAIL

     Investors may purchase shares by sending a check drawn on a U.S. bank payable to The Olstein Financial Alert Fund along with a completed Shareholder Application, to The Olstein Financial Alert Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The Olstein Financial Alert Fund, c/o Rodney Square Management Corporation, Rodney Square North, 1105 North Market Street, 3rd Floor, Wilmington, DE 19890-0001. If a subsequent investment is being made, the check should also indicate the investor's Fund account number. When purchases are made by check, the Fund may withhold payment on redemptions of shares purchased by such check until it is reasonably satisfied that the funds are collected (which can take up to 10 days). Redemption proceeds will be mailed upon clearance of the check. Purchases made with a check that does not clear, will be canceled and the investor will be responsible for any losses or fees incurred in that transaction.

PURCHASES BY WIRE

     To order shares for purchase by wiring federal funds, the transfer agent must first be notified by calling (800) 799-2113 to request an account number and furnish the Fund with a tax identification number. Following notification to Rodney Square, federal funds and registration instructions should be wired through the Federal Reserve System to:

     RODNEY SQUARE MANAGEMENT CORPORATION
     C/O WILMINGTON TRUST COMPANY, WILMINGTON DELAWARE
     ABA #0311 0009 2
     ATTENTION:  THE OLSTEIN FINANCIAL ALERT FUND
     DDA # 34809-0
     [FURTHER CREDIT SHAREHOLDER NAME AND ACCOUNT NUMBER]

     For initial purchases by wire, a completed application with signature(s) of investor(s) must be filed with the transfer agent at the address stated above under "Purchases by Mail." Investors should be aware that some banks may impose a wire service fee.


AUTOMATIC INVESTMENT PLAN

     Shares of the Fund may be purchased through an Automatic Investment Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The minimum investment pursuant to this Plan is $100 per month (subsequent to the $1000 initial investment). The account designated will be debited in the specified amount, on or about the 20th of the month, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Fund may alter, modify or terminate this Plan at any time. For information about participating in the Automatic Investment Plan, call Rodney Square at (800) 799-2113.

                             HOW TO REDEEM SHARES

     Shareholders may redeem their shares of the Fund on any business day that the Fund calculates its net asset value. See "Determination of Net Asset Value." Redemption requests are generally made to the Fund's transfer agent (see below), however, brokerage or investment advisory clients of Olstein & Associates who maintain private brokerage or advisory accounts with Olstein & Associates may contact Olstein & Associates directly. Redemptions will be effected at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below, subject to any applicable CDSC. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form, or sooner if required under applicable law. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. The Fund's custodian or the shareholder's bank may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds attributable to such purchase until it is reasonably satisfied that the purchase check has cleared, which may take up to ten days from the purchase date, at which time the redemption proceeds will be sent to the shareholder.

     Except as noted below, redemption requests received in proper form by Rodney Square prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day. Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

     If a shareholder submits a redemption request for a specific dollar amount, and the redemption request is subject to a CDSC, the Fund will redeem that number of shares necessary to deduct the applicable CDSC and tender to the shareholder the requested amount to the extent shares are still held in the account. Shares redeemed within the first two years of their purchase will be assessed the applicable CDSC on the lesser of the then-current net asset value or the original purchase price of such shares. If a shareholder decides to repurchase the same amount of shares within 90 days of a redemption which was subject to a CDSC, the shareholder will receive an amount of shares equal to the repurchase plus the number of shares necessary to reimburse the amount of the CDSC. The following table sets forth the rates of the CDSC for the shares of the Fund:



                                                       CONTINGENT DEFERRED
                                                          SALES CHARGE
                                                        (AS A PERCENTAGE
          YEAR AFTER                                    OF DOLLAR AMOUNT
          PURCHASE MADE                                 SUBJECT TO CHARGE)
          -------------                                -------------------
          Up to 1 year                                       2.50%
          Up to 2 years                                      1.25%
          After 2 full years                                 None

     Investments made by brokerage or investment advisory clients of Olstein & Associates who maintain private brokerage or advisory accounts with Olstein & Associates will not be subject to the CDSC described in this prospectus.

     The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Manager or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in kind. However, the Fund has elected, pursuant to Rule 18f-1 under the Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

     Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

     Shares may be redeemed by submitting a written request for redemption to the transfer agent at Olstein Financial Alert Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, Delaware 19899-9752. A redemption order sent by over-night mail should be sent to Olstein Financial Alert Fund, c/o Rodney Square Management Corporation, 1105 N Market Street, 3rd Floor, Wilmington, Delaware 19890-0001.

     A written redemption request to the transfer agent must: (i) identify the shareholder's account number; (ii) state the number of shares or dollar amounts to be redeemed; and (iii) the name of the persons in whose name the account is registered. Each registered owner must sign the redemption request exactly as the shares in the account as registered. A signature may be guaranteed by an eligible institution acceptable to the funds transfer agent, such as a bank, broker, dealer, municipal security's dealer, government security's dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A redemption request for amounts above $25,000, or redemption requests for which proceeds are  to  be  mailed  somewhere  other than the  address  of  record,  must  be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

     A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 799-2113.

REDEMPTION BY TELEPHONE

     Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares in any amount up to $50,000 by instructing the transfer agent by telephone at (800) 799-2113. Redemption requests for amounts exceeding $50,000 must be made in writing. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges. The application contains appropriate information and instructions and a form on which to make the signature guarantee.

     Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach Rodney Square by telephone, you may make a redemption request by mail. The Fund and Rodney Square each reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

     The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when the account is established, presently $1,000. The shares will not be involuntarily redeemed solely due to market fluctuations and the effect such fluctuations may have on an investor's account balance. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the minimum.

     If the Trustees determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the SEC. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in converting the assets into cash.

                               RETIREMENT PLANS

     Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in
Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from the Fund by calling Rodney Square at (800) 799-2113. The following is a description of the types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

     Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

     If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

     WTC makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

     The Fund's shares may be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS

     The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

                                  PERFORMANCE

     Total return data may from time to time be included in advertisements about the Fund. The Fund's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may compare the Fund's investment performance to appropriate market indexes such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 MidCap Index or the unweighted Value Line Index, which is composed of over 1,600 stocks in the Value Line Investment survey. The Fund may also compare its investment performance to appropriate mutual fund indexes; and the Fund may advertise its ranking compared to other similar mutual funds as reported by industry analysts such as Lipper Analytical Services, Inc.

     All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.



            INVESTMENT MANAGER                       THE
            ------------------                     OLSTEIN
        Olstein & Associates, L.P.                  FUNDS
         105 Corporate Park Drive
       White Plains, New York 10604

               DISTRIBUTORS
               ------------
     Rodney Square Distributors, Inc.
 (Subsidiary of Wilmington Trust Company)
          1100 N. Market Street
     Wilmington, Delaware 19890-0001

        Olstein & Associates, L.P.
         105 Corporate Park Drive
       White Plains, New York 10604

           SHAREHOLDER SERVICES                           THE
           --------------------                         OLSTEIN
     Rodney Square Management Corporation              FINANCIAL
 (Subsidiary of Wilmington Trust Company)                ALERT
          1100 N. Market Street                          FUND
     Wilmington, Delaware 19890-0001

                CUSTODIAN
                ---------
         Wilmington Trust Company
          1100 N. Market Street
     Wilmington, Delaware 19890-0001

              LEGAL COUNSEL
              -------------
     Stradley, Ronon, Stevens & Young
         2600 One Commerce Square
       Philadelphia, PA 19103-7098

           INDEPENDENT AUDITORS                           PROSPECTUS
           --------------------                        AUGUST 18, 1995
            Ernst & Young LLP
         One North Charles Street
           Baltimore, MD 21201





THE OLSTEIN FUNDS

THE OLSTEIN FINANCIAL ALERT FUND
------------------------------------------------------------------------------
SHAREHOLDER APPLICATION
------------------------------------------------------------------------------
Send Completed Application to:
  THE OLSTEIN FINANCIAL ALERT FUND
  C/O RODNEY SQUARE MANAGEMENT CORPORATION
  P.O. BOX 8987
  WILMINGTON, DE 19899-9752
------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION - PLEASE PRINT

__   INDIVIDUAL OR JOINT ACCOUNT

------------------------------------------------------------------------------
First name     Middle initial      Last name      Social security number (SSN)

------------------------------------------------------------------------------
Joint owner(s) (Joint ownership means "joint tenants with rights of survivorship" unless otherwise specified.)

------------------------------------------------------------------------------

__   GIFT/TRANSFER TO A MINOR

------------------------------------------------------------------------------
Name of custodian (one only) Serving as Custodian for  Minor's name (one only)

-------------------------------------------------
State (minor's or custodian's state of residence)

-------------------------------------------------
Uniform Gift/Transfer to Minors Act

-------------------------------------------------
Minor's social security number

__   TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY

-------------------------------------------------
If corporation, resolution required from Board of Directors

-------------------------------------------------
Taxpayer identification number (TIN)

-------------------------------------------------
Name of each trustee (if any)

-------------------------------------------------
Date of trust document (must be completed for trust registration)



------------------------------------------------------------------------------
2.  ADDRESS

------------------------------------------------------------------------------
Street Address                             Daytime Phone (including Area Code)
(P.O. Box acceptable if street address is given)

------------------------------------------------------------------------------
City      State     Zip code       Evening Phone (including Area Code)

I am a citizen of:  __   U.S.  __  __________________________________________

------------------------------------------------------------------------------
3.  INITIAL INVESTMENT - MINIMUM $1,000

Enclosed is a check payable to The Olstein Financial Alert Fund for $_________

__   By Federal Funds wire:

------------------------------------------------------------------------------
Name of Bank             Wire Amount ($)          Wire Date

------------------------------------------------------------------------------
4.  AUTOMATIC INVESTMENT PLAN

For information regarding the AUTOMATIC INVESTMENT PLAN see "Automatic Investment Plan" (page 18) of the prospectus.

__   Check if you would like the Automatic Investment Plan application sent to you.
------------------------------------------------------------------------------
5.  DISTRIBUTIONS

All dividends and distributions will be automatically reinvested in additional shares at net asset value unless otherwise indicated by checking the appropriate box(es) under Optional Shareholder Privileges - Reinvestment Options (Section 7 B).

------------------------------------------------------------------------------
6.  SIGNATURE AND TAX CERTIFICATIONS

I have received and read the Prospectus for The Olstein Financial Alert Fund and agree to its terms; I am of legal age. I understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in The Olstein Financial Alert Fund have been duly adopted.

I certify under penalties of perjury that the Social Security number or taxpayer identification number shown above is correct. Unless the box below is checked, I certify under penalties of perjury that I am not subject to backup withholding because the Internal Revenue Service (a) has not notified me that I am as a result of failure to report all interest or dividends, or
(b) has notified me that I am no longer subject to backup withholding. The certifications in this paragraph are required from all nonexempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.

__   Check here if you are subject to backup withholding.

------------------------------------------------------------------------------
Signature                                                                Date

------------------------------------------------------------------------------
Signature                                                                Date

Check one:     __   Owner     __   Trustee   __   Custodian __   Other________

------------------------------------------------------------------------------
7.  OPTIONAL SHAREHOLDER PRIVILEGES

A.   TELEPHONE REDEMPTION AUTHORIZATION

I/We hereby authorize the use of cash transfers to effect redemptions of shares from my/our account according to telephone instructions from any one of the authorized signers listed in Section 7 C and to send the proceeds to (CHECK ONE OR MORE OF THE FOLLOWING):

__ My address of record as indicated in Section 2 (must be $50,000 or less and address must be established for a minimum of 60 days)
__   My bank as designated below
__ Wire proceeds to my bank via the Federal Funds Wire System (minimum $1,000) as designated below
__   All of the above

------------------------------------------------------------------------------
Bank Name                                               Bank Routing Transit #

------------------------------------------------------------------------------
Bank Account # (Checking/Savings)                               Account Holder

------------------------------------------------------------------------------
Bank Address: Street      City               State                      Zip

PLEASE ATTACH A VOIDED CHECK OF THE BANK ACCOUNT DESIGNATED ABOVE.
------------------------------------------------------------------

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.

------------------------------------------------------------------------------
B.   OTHER REINVESTMENT OPTIONS - CHECK ONLY IF APPLICABLE

__   Do NOT reinvest my dividends       __   Do NOT reinvest my capital gains

------------------------------------------------------------------------------
C.   AUTHORIZATIONS

By electing the telephone redemption option, I appoint Rodney Square Management Corporation ("RSMC"), my agent to redeem shares of any series of The Olstein Funds when so instructed by telephone. This power will continue if I am disabled or incapacitated. I understand that a request for telephone redemption may be made by anyone, but the proceeds will be sent only to the account address of record or to the bank listed above. Redemption requests for proceeds in excess of $50,000 must be made in writing. By signing below, I agree on behalf of myself, my assigns, and successors, not to hold RSMC and any of its affiliates, or any series of The Olstein Funds responsible for acting under the powers I have given RSMC. I also agree that all account and registration information I have given will remain the same unless I instruct RSMC otherwise in a written form, including a signature guarantee. If I want to terminate this agreement, I will give RSMC at least ten days notice in writing. If RSMC or The Olstein Funds want to terminate this agreement, they will give me at least ten days notice in writing.

ALL OWNERS ON THE ACCOUNT MUST SIGN BELOW AND OBTAIN SIGNATURE GUARANTEE(S).


------------------------------------------------------------------------------
Signature of Invidual Owner                           Signature of Joint Owner


------------------------------------------------------------------------------
Signature of Corporate Officer, Trustee or Other - PLEASE INCLUDE TITLE

You must have your signature(s) guaranteed by an eligible institution acceptable to the Fund's transfer agent, such as a bank, broker/dealer, government securities dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. A Notary Public is not an acceptable guarantor.

                        SIGNATURE GUARANTEE(S) (stamp)







8.  BROKER/DEALER USE ONLY - PLEASE PRINT

We hereby submit this application for the purchase of shares of the Fund indicated in accordance with the terms of our selling agreement with Olstein & Associates L.P., and with the prospectus for the Fund.

------------------------------------------------------------------------------
Broker/Dealer Name

------------------------------------------------------------------------------
Main Office Address

------------------------------------------------------------------------------
Branch #                 Rep#            Representative Name

------------------------------------------------------------------------------
Branch Address                          Telephone Number (Including Area Code)

------------------------------------------------------------------------------
Authorized Signature, Securities Dealer                          Title

------------------------------------------------------------------------------
ACCEPTED:                             By                          Date

                       THE OLSTEIN FINANCIAL ALERT FUND

                         a series of THE OLSTEIN FUNDS
                           105 Corporate Park Drive
                            White Plains, NY 10604
                                (914) 397-7565

           STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 29, 1996


     The Olstein Funds (the "Trust") is an open-end management investment company that currently offers one series of shares called The Olstein Financial Alert Fund (the "Fund"). The Fund maintains a diversified portfolio of investments selected in accordance with its investment objective and policies.


     Information about the Fund is included in a prospectus dated August 18, 1995, as supplemented on March 29, 1996 which may be obtained without charge from the Fund by writing to the addresses or calling the telephone numbers listed below. No investment in shares of the Fund should be made without first reading the prospectus.


         INVESTMENT MANAGER
          AND DISTRIBUTOR                         DISTRIBUTOR
     --------------------------      ---------------------------------------
     Olstein & Associates, L.P.      Rodney Square Distributors, Inc.
     105 Corporate Park Drive        (subsidiary of Wilmington Trust Company)
     White Plains, NY  10604         1100 N. Market Street
     (914) 397-7565                  Wilmington, DE 19890-0001
                                     (800) 799-2113





------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE TRUST'S PROSPECTUS DATED AUGUST 18, 1995, AS SUPPLEMENTED ON MARCH 29, 1996. RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
------------------------------------------------------------------------------




                               TABLE OF CONTENTS
                               -----------------
                                                                 PAGE
                                                                 ----
THE OLSTEIN FINANCIAL ALERT FUND-INVESTMENTS                       1

PORTFOLIO TURNOVER                                                 3

INVESTMENT RESTRICTIONS                                            3

INVESTMENT MANAGER                                                 5

DISTRIBUTORS                                                       6

ADMINISTRATOR                                                      8

ALLOCATION OF PORTFOLIO BROKERAGE                                  8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES               10

PURCHASE OF SHARES                                                10

REDEMPTIONS                                                       10

OFFICERS AND TRUSTEES OF THE FUND                                 11

TAXATION                                                          14

GENERAL INFORMATION                                               15

PERFORMANCE                                                       16

FINANCIAL STATEMENTS                                              20





                                      (i)

                THE OLSTEIN FINANCIAL ALERT FUND - INVESTMENTS

     The Fund seeks to achieve its objective by making investments selected in accordance with the Fund's investment restrictions and policies. The Fund will vary its investment strategy as described in the Fund's prospectus to achieve its objective. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow.

COMMON STOCK

     Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims are paid, including those of debt securities and preferred stock.

PREFERRED STOCK

     Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which the Fund invests.

CONVERTIBLE SECURITIES

     Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.
These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Investment Manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

WARRANTS

     The Fund may invest in warrants, in addition to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

OPTIONS

     The Fund will only purchase options for hedging purposes and not for speculation. In this regard, the Fund will only purchase call options on securities which are sold short by the Fund. Purchasing call options allows the Fund to hedge against an increase in the price of securities that are sold short by the Fund, by locking in a future purchase price. Such options on securities will generally be held no longer than the Fund maintains a short position in the underlying security. Call options on securities give the Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing call options, the Fund pays a non-refundable premium to the party who sells (writes) the option. Following the purchase of a call option, the Fund may liquidate its position by entering into a closing transaction in which the Fund sells an option of the same series as previously purchased.

AMERICAN DEPOSITORY RECEIPTS

     The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

                              PORTFOLIO TURNOVER

     Although  the  primary  objective  of  the  Fund  is  long  term  capital appreciation, the Fund may sell securities to recognize gains or avoid potential for loss. The Fund will sell any portfolio security (without regard to the time it has been held) when the Investment Manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Fund presently estimates that the annualized portfolio turnover rate generally will remain in the range of 75% to 100% during most periods. High portfolio turnover involves additional transaction costs (such as brokerage commissions) which are borne by the Fund, or adverse tax effects. See "Dividends, Capital Gains Distributions and Taxes" in the prospectus.


                            INVESTMENT RESTRICTIONS

     The Fund has adopted the Investment Restrictions set forth below in addition to those discussed in the prospectus. Some of these restrictions are fundamental policies of the Fund, and cannot be changed without the approval of a majority of the outstanding voting securities. As provided in the Investment Company Act of 1940 (the "1940 Act") a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     As a matter of fundamental policy, the Fund will not:

     (a) as to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or securities of other investment companies.);

     (b) purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

     (c) make short sales of securities in excess of 25% of the Fund's total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions;

     (d)  purchase or sell commodities or commodity contracts;

     (e) make loans of money or securities, except (i) by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements (see "Investment Objectives and Policies");

     (f) borrow money, except the Fund may borrow from banks (i) for temporary or emergency purposes not in excess of 5% of the Fund's net assets, or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Fund's net assets at the time the borrowing was made;

     (g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets,but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the Fund to maintain accounts for short sales of securities;

     (h) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days;

     (i) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

     (j)  purchase or sell real estate or interests therein, although  it  may
          purchase   securities  of  issuers  which  engage  in  real   estate
          operations and may purchase and sell securities which are secured by interests in real estate; therefore, the Fund may invest in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate such as real estate limited partnerships which are listed on a national exchange, however, the Fund will not invest more than 10% of its assets in any one or more real estate investment trusts; and

     (k) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes; for purposes of this limitation, utility companies will be divided according to their services (e.g. gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S. Government securities, and investments in certificates of deposit and bankers' acceptances are not considered to the investments in the banking industry.

     Non-fundamental policies may be changed by the Board of Trustees, without shareholder approval. As a matter of non-fundamental policy, the Fund will not:

     (a) invest in securities of any company if, to the knowledge of the Fund, any officer or director of the Fund or the Investment Manager owns more than 0.5% of the outstanding securities of such company and such officers and directors (who own more than 0.5%) in the aggregate own more than 5% of the outstanding securities of such company;

     (b) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

     (c) invest for the purpose of exercising control or management of another company;

     (d) invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended;

     (e) invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities; and

     (f) invest more than 5% of its total assets in warrants, valued at the lower of cost or market. No more than 2% of the Fund's net assets may be invested in warrants which are not listed on the New York or American Stock Exchanges.

     So long as percentage restrictions are observed by the Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing fundamental or non-fundamental restrictions.

                              INVESTMENT MANAGER

     The Fund has entered into an investment management agreement with Olstein & Associates, L.P. (the "Investment Manager"), effective as of August 18, 1995 (the "Investment Management Agreement"), for the provision of investment advisory services, subject to the supervision and direction of the Fund's Board of Trustees. Pursuant to the Investment Management Agreement, the Fund is obligated to pay the Investment Manager a monthly fee equal to an annual rate of 1% of the Fund's average daily net assets. This fee is higher than that normally charged by funds with similar investment objectives. The Investment Manager will voluntarily waive all or a portion of its management fees if necessary, in an attempt to keep the total operating costs of the Fund (excluding the items described below) within the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. The most stringent current state restriction limits a fund's allowable aggregate operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses such as litigation costs and distribution plan expenses of up to 1% of average annual net assets) in any fiscal year to 2.5% of the first $30 million of average annual net assets of the Fund, 2% of the next $70 million of average annual net assets of the Fund, and 1.5% of average annual net assets of the Fund in excess of $100 million. The advisory fee payable to the Investment Manager in connection with the services provided to the Fund for the period September 21, 1995 (commencement of operations) through February 29, 1996 amounted to $341,246.

     The Investment Management Agreement is initially effective for two years. The Agreement may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Fund who are not parties thereto or interested persons of any such party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate automatically in the event of its assignment.

                                 DISTRIBUTORS

     Rodney Square Distributors, Inc., a wholly owned subsidiary of Wilmington Trust Company ("RSD"), and Olstein & Associates, L.P. ("Olstein & Associates") act as distributors of the Fund's shares under a distribution agreement (the "Distribution Agreement") approved by the Board of Trustees of the Fund. RSD and Olstein & Associates (together the "Distributors") will assist in the sale and distribution of the Fund's shares as well as assisting with the servicing of shareholder accounts.

     Olstein & Associates has sole authority to enter into agreements with Selling Dealers, and is responsible for the payment of any up-front commissions and 12b-1 fees payable to Selling Dealers under selling dealer agreements. RSD is responsible for evaluating and recommending prospective selling dealers, maintaining its broker-dealer registration in all 50 states, and assisting Rodney Square Management Corporation ("Rodney Square") and Olstein & Associates in the preparation of reports relating to payments made under the 12b-1 plan. The Distribution Agreement also provides that the Distributors, in the absence of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

     The Distribution Agreement became effective as of August 18, 1995, and will remain in effect for a period of two years. Thereafter, the Distribution Agreement continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees or, by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement terminates automatically in the event of its assignment. The Distribution Agreement is also terminable without payment of a penalty (i) as to the Distributors, either together or individually, by the Fund (by vote of a majority of the Independent Trustees or by a vote of the outstanding voting securities of the
Fund) on not less than sixty (60) days' written notice to the affected party; or (ii) as to RSD, by Olstein & Associates upon sixty (60) days' written notice to RSD and the Fund; or (iii) as to either Distributor's own participation, by such Distributor upon sixty (60) days' written notice to the affected parties.

DISTRIBUTION PLAN

     As noted in the Fund's prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby the Fund may pay up to a maximum of 1.00% per annum of its average daily net assets to compensate the Distributors or other persons for expenses incurred in connection with the distribution of the Fund's shares and the servicing of shareholder accounts. The fees are paid on a monthly basis, based on the Fund's average daily net assets. Included within the 1.00% maximum amount payable under the Plan is a 0.75% fee that may be paid to persons in compensation for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Underwriter. In addition, the Plan includes a payment of 0.25% per annum of average daily net assets of the Fund for shareholder servicing costs. Any expense of distribution in excess of 1.00% per annum will be borne by the Investment Manager without any reimbursement or payment by the Fund. During the period September 21, 1995 (commencement of operations) through February 29, 1996, the Fund paid Olstein & Associates a total of $341,246 for expenses incurred in connection with the distribution of the Fund's shares and the servicing of shareholder accounts.

     The Plan has been approved by the Fund's Board of Trustees, including all of the Independent Trustees as defined in the 1940 Act. The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Distributors in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan must be renewed annually by the Fund's Board of Trustees, including a majority of the Independent Trustees of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees.

     The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributors are required to report in writing to the Board of Trustees of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

                                 ADMINISTRATOR

     Rodney   Square   Management  Corporation,  1100  North  Market   Street,
Wilmington, DE 19890-0001, provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.

     Under the Administrative Services Agreement, the administrator: (1) coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) maintains such books and records of the Fund as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and after approval by the Fund, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Funds expenses and instructs the Custodian to issue checks in payment thereof;
(9)assists the Fund in the preparation of documents and information needed for meetings of the Board of Trustees of the Fund and prepares the minutes of Board meetings; (10) monitors the Fund's compliance with applicable state securities laws; (11) assists the Distributors with the review of advertising literature and the submission of such advertising literature to the National Association of Securities Dealers (the "NASD") for review and approval under applicable NASD rules; (12) assists the Distributors with the preparation of quarterly reports to the Board of Trustees relating to the distribution plan adopted by the Fund pursuant to Rule 12b-1; and (13) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

                       ALLOCATION OF PORTFOLIO BROKERAGE

     The Fund's portfolio securities transactions are placed by the Investment Manager. The objective of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Manager evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in serving the Investment Manager and its clients. In transactions on equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Investment Manager, better prices and executions are available elsewhere.


     The Investment Manager, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either
(i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Investment Manager may use research and services provided to it by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Investment Manager in connection with the Fund. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers. During the period September 21, 1995 (commencement of operations) through February 29, 1996, the Fund paid $156,717 in brokerage commissions.

     The Board of Trustees has authorized the Investment Manager, which is a member of the NASD and a broker-dealer registered under the Securities Exchange Act of 1934, and certain other Fund affiliates, to act as brokers which execute transactions for the Fund subject to procedures set forth in Rule 17e-1 under the 1940 Act which include making quarterly reports to the Board of Trustees regarding such brokerage transactions. As a result, in order for such persons to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Investment Manager or other affiliated brokers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in an arm's-length transaction of a like size and nature.

     The Investment Manager may from time to time provide investment management services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by the Investment Manager may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Manager may average the transactions as to price and allocate the amount of available investments in a manner which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Manager may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

     The Investment Manager is responsible for making the Fund's portfolio decisions subject to instructions described in the prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of March 8, 1996, the following shareholders were known to own of record more than 5% of the outstanding shares of the Fund:

     NAME AND ADDRESS                             PERCENTAGE OWNERSHIP
     ----------------                             --------------------
     Albert Fried Jr.                                      6.64
     40 Exchange Place
     New York, NY  10005

                              PURCHASE OF SHARES

     The shares of the Fund are continuously offered by the Distributors. Orders will not be considered complete until receipt by Rodney Square and acceptance by the Distributors of a completed account application form, and receipt of payment for the shares purchased. Once the completed account application and payment are received, orders will be confirmed at the next determined net asset value (based upon valuation procedures described in the prospectus) as of the close of business of the business day on which the completed order is received. Completed orders received by the Fund after the close of the business day will be confirmed at the next day's price.

                                  REDEMPTIONS

     Under normal circumstances you may redeem your shares at any time, subject to any applicable contingent deferred sales charge ("CDSC"). Telephone redemption privileges are available, upon written request, for amounts up to $50,000. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, less the amount of any applicable CDSC, provided the redemption has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

     Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Fund reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange (the "NYSE") is closed, or trading on the NYSE is restricted by the SEC, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably predictable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

     Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 40 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

                       OFFICERS AND TRUSTEES OF THE FUND

     The Trustees and principal executive officers and their principal occupations for the past five years are listed below.





                                  Position and Office   Principal Occupation
Name and Address            Age   with the Trust        during the Past Five Years
----------------            ---   -------------------   --------------------------
Robert A. Olstein*          54    Chairman,             President, Olstein & Associates,
105 Corporate Park Drive          President and         L.P., since 1994; President,
White Plains, NY 10604            Treasurer             Olstein, Inc. since June, 1994;
                                                        Senior Vice President/Senior
                                                        Portfolio Manager, Smith Barney
                                                        Inc. from 1982 until 1994.

Neil C. Klarfeld*           50    Trustee               Executive Vice President, Park
499 Park Avenue                                         Tower Realty Corp, since 1979.
New York, NY 10022

Fred W. Lange               62    Trustee               President and Portfolio Manager,
199 Stanley Avenue                                      Lange Financial Services since
Staten Island, NY 10301                                 1972.  Member of the Board of
                                                        Trustees of Wagner College.

John Lohr                   50    Trustee               Principal, Lockwood Financial
10 Valley Stream Parkway                                Group Ltd., since January 1996;
Malvern, PA 19355                                       Attorney, sole practitioner, from
                                                        1995 until 1996; Senior Vice
                                                        President, Smith Barney Inc.,
                                                        from 1987 until 1995.


D. Michael Murray           55    Trustee               President, Murray, Sheer &
2715 M Street, NW, #300                                 Montgomery, since 1968.
Washington, DC  20007

Lawrence K. Wein            53    Trustee               Managing Director of Global
55 Corporate Park Drive                                 Transit Services, AT&T, Inc.,
Room 23D50                                              since 1990.
Bridgewater, NJ 08807

Erik K. Olstein*            28    Trustee, Secretary    Vice President of Sales, Olstein
105 Corporate Park Drive          and Assistant         & Associates, L.P. since 1994;
White Plains, NY 10604            Treasurer             Client Liaison, Smith Barney Inc.
                                                        from 1994 until 1995; Assistant
                                                        OTC Trader, Lehman Brothers Inc.
                                                        from 1993 until 1994; Officer and
                                                        Pilot, U.S. Navy from 1990 until
                                                        1993.

Louis C. Schwartz           28    Assistant Secretary   Senior Fund Administrator, Rodney
1100 North Market Street                                Square Management Corporation
Wilmington, DE 19890                                    since 1995; Attorney, Mason,
                                                        Briody, Gallagher & Taylor from
                                                        1993 until 1995.

John J. Kelley              36    Assistant Treasurer   Vice President, Rodney Square
1100 North Market Street                                Management Corporation since
Wilmington, DE 19890                                    1995; Assistant Vice President,
                                                        Rodney Square Management Corp.
                                                        from 1989 until 1995.

-----------------------
* Trustees who are "interested persons" as defined in the Investment Company Act of 1940.





     The officers conduct and supervise the daily business operations of the Trust, while the Trustees, in addition to the functions set forth under "Investment Manager," and "Distribution of Shares" review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with the Investment Manager is paid by the Investment Manager and not by the Trust. Information relating to the compensation to be paid to the Trustees of the Trust is set forth below:

                        ESTIMATED AGGREGATE          TOTAL COMPENSATION FROM
                        COMPENSATION FROM TRUST      TRUST AND FUND COMPLEX
NAME AND POSITION       FOR CURRENT FISCAL YEAR 1    PAID TO TRUSTEES
-----------------       --------------------------   -----------------------
Robert A. Olstein*
Chairman, President
and Treasurer                      None                     None

Erik K. Olstein*
Secretary, Assistant
Treasurer, and Trustee             None                     None

Neil C. Klarfeld*
Trustee                            None                     None

Fred W. Lange
Trustee                            $3500                    $3500

John Lohr
Trustee                            $1750                    $1750

D. Michael Murray
Trustee                            $1750                    $1750

Lawrence K. Wein
Trustee                            $3500                    $3500

-----------------------

1 The interested Trustees of the Trust receive no compensation for their service as Trustees. For their service as Trustees, the Independent Trustees receive a $2,500 annual fee and $250 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Trust has not completed a full fiscal year and, as of the date of this statement of additional information, two (2) meetings of the Board of Trustees were held at which all of the Trustees were present. The amount in column 2 represents the estimated aggregate compensation to be paid to each Trustee from the Trust for the current fiscal year. It is expected that the Trust will hold four Trustee meetings per year. On February 23, 1996 the Board of Trustees created two (2) additional Trustee position on the Board and further appointed John Lohr and D. Michael Murray to fill these newly created positions. Both Mr. Lohr and Mr. Murray are considered to be Independent Trustees. Their estimated average compensation is based on a fee of $1,250 for the remainder of the year and on expected attendance at two (2) meetings for the current fiscal year.


* Trustees who are "interested persons" as defined in the Investment Company Act of 1940.




                                   TAXATION

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     In order to so qualify, a fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

     To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

     Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by the Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

     The Fund will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

     The Fund intends to use the defensive technique of engaging in short sales of stock owned by the Fund. (See "Investment Objectives and Policies" and "Special Considerations and Risks" in the prospectus.) In the case of a short sale, the taxable event occurs only when the stock is delivered to close the short sale. If on the date of a short sale, substantially identical property has been held by the Fund for not more than one year, or if substantially identical property is acquired by the Fund after such short sale and on or before the date of the closing thereof, then (i) any gain on the closing of the short sale is considered short-term gain; and (ii) the holding period of such substantially identical property is considered to begin on the date of the closing of the short sale or the date of a sale or other disposition of the property, if earlier. If on the date of such short sale substantially identical property has been held by the Fund for more than one year, any loss on the closing of such short sale is considered a long-term loss even if the property delivered to close the short sale was held for not more than one year. These rules may result in the elimination of the Fund's holding period of stock or securities for purposes of the requirement that the Fund must derive less than 30% of its gross income from the sale or disposition of stock or securities held for less than three months. The ability of the Fund to engage in short sales may be limited by application of this 30% gross income requirement.

                              GENERAL INFORMATION

AUDITS AND REPORTS

     The accounts of the Fund are audited each year by Ernst & Young LLP of Baltimore, MD, independent auditors. Shareholders receive semi-annual and annual reports of the Fund including the annual audited financial statements and a list of securities owned.

CODE OF ETHICS

     The Fund has adopted a Code of Ethics for certain access persons of the Trust, which includes its Trustees and certain officers and employees of the Trust and the Investment Manager. The Code of Ethics is designed to ensure that Fund insiders act in the interest of the Fund and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are prohibited from knowingly buying or selling securities which are being purchased,sold or considered for purchase or sale by the Fund. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in the Fund's investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

                                  PERFORMANCE

     Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by the Fund over a 12-month period divided by the current maximum offering price.

     The SEC rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

     As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day base period. According to the SEC formula:

                                              6
                    Yield = 2[(a-b           +1) - 1]
                               ---
                               cd
where:

     a =  dividends and interest earned during the period;

     b =  expenses accrued for the period (net of reimbursements);

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

     d =  the maximum offering price per share on the last day of the period.



     As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five or ten-year periods and assumes the deduction of all applicable charges and fees. According to the SEC formula:

                          n
                    P(1+T) = ERV
where:

     P   = a hypothetical initial payment of $1,000;

     T   = average annual total return;

     n   = number of years; and

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or a fractional portion thereof).

     The   Fund's  total  return  for  the  period  from  September  21,  1995
(commencement of operations) through February 29, 1996 was 8.02%.

     Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

COMPARISONS AND ADVERTISEMENTS

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss yield or total return for the Fund as reported by various financial publications. Advertisements may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

     LIPPER MUTUAL FUND PERFORMANCE ANALYSIS

     Lipper Mutual Fund Indices

     CDA WIESENBERGER

     MORNINGSTAR, INC.

     NASDAQ Industrial Index

     Standard & Poor's 500 Composite Stock Price Index

     Standard & Poor's 400 Midcap Index




     The Fund may also from time to time along with performance advertisements, present its investments, as of a current date, in the form of the "Schedule of Investments" included in the Semi-Annual and Annual Reports to the shareholders of the Funds.





                            FINANCIAL STATEMENTS

                                   Contents


JULY 3, 1995 FINANCIAL STATEMENTS

Statement of Assets and Liabilities
Notes to Statement of Assets and Liabilities
Report of Independent Auditors


CURRENT FINANCIAL STATEMENTS

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

                               THE OLSTEIN FUNDS

                      Statement of Assets and Liabilities
                              as of July 3, 1995



                                                      The Olstein Financial
                                                           Alert Fund
                                                          ------------

 Assets:

    Cash                                                     $100,000
    Deferred Organizational Costs                             125,396
                                                           ----------
    Total Assets                                              225,396

 Liabilities:

    Payable to Investment Manager                             125,396
                                                            ---------

    Net Assets                                               $100,000
                                                            =========

 Net Asset Value and Offering
    Price Per share: ($100,000/10,000 outstanding
    shares of beneficial interest, $0.001 par value
    per share, unlimited authorization)                        $10.00
                                                             ========


         The accompanying notes are an integral part of the statement of assets and liabilities.

                              THE OLSTEIN FUNDS
                 Notes to Statement of Assets and Liabilities
                                July 3, 1995


1.   ORGANIZATION:

     The Olstein Funds (the "Trust") was organized on March 31, 1995 as a Series Business Trust under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company consisting of shares of one series
     - The Olstein Financial Alert Fund (the "Fund"). The Trust has not commenced operations except those related to organizational matters and sale of an aggregate of 10,000 Olstein Financial Alert Fund shares ("initial shares") of beneficial interest to Olstein & Associates, L.P., (the "Investment Manager") on July 3, 1995.

2.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILITES:

     Organizational costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

     Certain trustees and officers of the Trust are also officers of the Trust's Investment Manager. Such trustees and officers are paid no fees by the Trust for serving as trustees or officers of the Trust.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Trustees of The Olstein Funds

We have audited the accompanying statement of assets and liabilities of The Olstein Funds (comprising The Olstein Financial Alert Fund) as of July 3, 1995. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The Olstein Financial Alert Fund constituting The Olstein Funds at July 3, 1995, in conformity with generally accepted accounting principles.


                                              /s/ Ernst & Young LLP


Baltimore, Maryland
July 21, 1995

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) -- FEBRUARY 29, 1996
--------------------------------------------------------------------

                                                   VALUE
                                         SHARES   (NOTE 2)
                                         ------   --------
COMMON STOCK - 82.9%
 FINANCE, INSURANCE & REAL ESTATE - 4.9%
  INSURANCE CARRIERS - 1.3%
  Vesta Insurance Group, Inc. ........  40,000   $1,320,000
                                               ------------
  STATE & NATIONAL BANKS - 3.6%
  First Virginia Banks, Inc. .........  25,800    1,028,775
  JSB Financial, Inc. ................  83,320    2,666,240
                                                -----------
                                                  3,695,015
                                                -----------
     TOTAL FINANCE, INSURANCE
      & REAL ESTATE ...........................   5,015,015
                                                -----------
 MANUFACTURING - 46.5%
  CHEMICALS & ALLIED PRODUCTS - 3.6%
  Learonal, Inc. ....................   97,300    2,602,775
  RPM, Inc. .........................   72,000    1,062,000
                                                -----------
                                                  3,664,775
                                               -----------
  COMPUTER & OFFICE EQUIPMENT - 11.1%
  Caere Corp. .......................   35,140      289,905
  Hewlett-Packard Co. ...............   15,500    1,561,625
  Intel Corp. .......................   39,400    2,317,213
  International Business Machines
     Corp. ..........................   14,000    1,716,750
  Kulicke & Soffa Industries, Inc.*..   80,000    1,660,000
  LSI Logic Corp.* ..................   85,000    2,348,125
  Lexmark International Group, Inc. .   17,200      389,150
  Xerox Corp. .......................    8,000    1,042,000
                                                -----------
                                                 11,324,768
                                                -----------
  FURNITURE & FIXTURES - 2.6%
  Ethan Allen Interiors, Inc. .......   85,855    1,963,933
  Juno Lighting, Inc. ...............   37,150      654,769
                                                -----------
                                                  2,618,702
                                                -----------

  GLASS, CONCRETE & OTHER PRODUCTS - 0.3%
  Medusa Corp. ......................   10,400      304,200
                                                -----------
  IRON & STEEL - 1.0%
  Kentucky Electric Steel, Inc. .....  143,900    1,025,287
                                                -----------
  See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED -- FEBRUARY 29, 1996
--------------------------------------------------------------------

  MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES - 7.8%
  Continental Circuits Corp.* .......   30,000   $  465,000
  Park Electrochemical Corp. ........   40,800    1,305,600
  Silicon Valley Group, Inc. ........   70,500    1,692,000
  Teradyne, Inc.* ...................   90,000    1,833,750
  Texas Instruments, Inc. ...........   54,500    2,718,187
                                                -----------
                                                  8,014,537
                                                -----------
  MISC. INDUSTRIAL MACHINERY & EQUIP. - 2.3%
  Augat, Inc. .......................  125,600    2,213,700
  Varco International, Inc.* ........   10,000      118,750
                                                -----------
                                                  2,332,450
                                                -----------
  MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.2%
  Anthony Industries, Inc. ..........    7,500      165,000
  Brunswick Corp. ...................   81,005    1,852,989
  Columbus McKinnon Corp. ...........    1,000       15,500
  Redman Industries, Inc.* ..........   32,500    1,178,125
  Revlon, Inc. (A Shares)* ..........    1,000       27,625
                                                -----------
                                                  3,239,239
                                                -----------
  PAPER & PAPER PRODUCTS - 1.0%
  Boise Cascade Corp. ...............   30,000    1,057,500
                                                -----------
  PHARMACEUTICAL PREPARATIONS - 1.8%
  Merck & Co., Inc. .................   20,115    1,332,619
  Warner-Lambert Co. ................    5,000      494,375
                                                -----------
                                                  1,826,994
                                                -----------
  PRINTING & PUBLISHING - 1.3%
  Bowne & Co., Inc. .................   25,700      481,875
  Washington Post Co. (B Shares) ....    3,108      895,104
                                                -----------
                                                  1,376,979
                                                -----------
  TELECOMMUNICATIONS EQUIPMENT - 0.9%
  Rogers Corp. ......................   42,610      900,136
                                                -----------
  TEXTILES & APPAREL - 1.6%
  Barry (R.G.) Corp.* ...............   47,600      749,700
  Garan, Inc. .......................   25,000      381,250
  Liz Claiborne, Inc. ...............   16,445      515,962
                                                -----------
                                                  1,646,912
                                                -----------

  See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED -- FEBRUARY 29, 1996
--------------------------------------------------------------------

  TRANSPORTATION EQUIPMENT - 8.0%
  Coachmen Industries, Inc. .........   30,000   $  821,250
  Echlin, Inc. ......................   34,500    1,168,688
  Fleetwood Enterprises, Inc. .......   91,275    2,453,016
  General Motors Corp. ..............   59,605    3,054,756
  Harley-Davidson, Inc. .............   18,505      663,867
                                                -----------
                                                  8,161,577
                                                -----------
     TOTAL MANUFACTURING ......................  47,494,056
                                               ------------
 MINING - 2.4%
  CRUDE PETROLEUM & NATURAL GAS - 2.4%
  Giant Industries Inc. ............   28,700       333,638
  Helmerich & Payne, Inc. ..........   40,345     1,351,557
  Wiser Oil Co. ....................   62,370       756,236
                                                -----------
     TOTAL MINING .............................   2,441,431
                                                -----------
 SERVICES - 11.3%
  AMUSEMENT & RECREATION SERVICES - 1.2%
  Walt Disney Co. ..................   18,145     1,188,497
                                                -----------
  BUSINESS SERVICES - 6.6%
  Catalina Marketing Corp. .........    8,895       666,013
  The Olsten Corp. .................   35,510     1,624,583
  Sotheby's Holdings, Inc. (A Shares) 298,995     4,447,551
                                                -----------
                                                  6,738,147
                                                -----------
  COMPUTER SERVICES - 2.6%
  Santa Cruz Operation, Inc.* ......   77,500       552,188
  Sun Microsystems, Inc. ...........   40,000     2,100,000
                                                -----------
                                                  2,652,188
                                                -----------
  MEDICAL & HEALTH SERVICES - 0.9%
  Healthcare Compare Corp. .........   20,000       975,000
                                                -----------
     TOTAL SERVICES ...........................  11,553,832
                                                -----------
 TRANSPORTATION, COMMUNICATION, ELECTRIC &
 SANITATION - 8.6%
  COMMUNICATION & BROADCASTING - 0.3%
  BET Holdings, Inc. (A Shares)*....   11,000       339,625
                                                -----------

 See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED -- FEBRUARY 29, 1996
--------------------------------------------------------------------

  TRANSPORTATION - 8.3%
  AMR Corp.* .......................   12,000    $1,053,000
  Continental Airlines, Inc.
    (B Shares)* ....................   32,000     1,536,000
  Delta Air Lines, Inc. ............   30,285     2,362,230
  Florida East Coast Industries, Inc.  13,305     1,160,861
  Tidewater, Inc. ..................   20,000       682,500
  UAL Corp. ........................    9,000     1,607,625
                                                -----------
                                                  8,402,216
                                                -----------
     TOTAL TRANSPORTATION, COMMUNICATION,
      ELECTRIC & SANITATION ...................   8,741,841
                                                -----------
 WHOLESALE & RETAIL TRADE - 9.2%
  MISCELLANEOUS RETAIL STORES - 3.1%
  Home Shopping Network, Inc. ......  300,300     3,153,150
                                                -----------
 RETAIL DEPARTMENT STORES - 5.2%
  Strawbridge & Clothier (A Shares).   55,200     1,462,800
  Urban Outfitters, Inc. ...........   80,120     2,003,000
  Wet Seal, Inc. ...................  209,335     1,857,848
                                                -----------
                                                  5,323,648
                                                -----------
  WHOLESALE FOOTWEAR - 0.9%
  Nike, Inc. (B Shares) ............   13,880       900,465
                                                -----------
     TOTAL WHOLESALE & RETAIL TRADE ...........   9,377,263
                                                -----------
  TOTAL COMMON STOCK
   (COST $80,269,139) ........................   84,623,438
                                                -----------
MUTUAL FUNDS - 0.2%
  Scudder Managed Cash Fund
   (COST $231,151)..................  231,151       231,151
                                                -----------

                                        PAR        VALUE
                                       (000)      (NOTE 2)
                                       -----      --------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 14.0%
  Federal Farm Credit Banks,
   5.13%, 03/07/96 .................    3,760    $3,756,785
  Federal Home Loan Banks,
   5.12%, 03/04/96 .................    3,595     3,593,466
  Federal National Mortgage Assoc.,
   5.13%, 03/01/96 .................    2,450     2,450,000
  Federal National Mortgage Assoc.,
   5.12%, 03/06/96 .................    1,345     1,344,044
  Federal National Mortgage Assoc.,
   5.14%, 03/12/96 .................    3,200     3,194,974
                                                -----------
 See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED -- FEBRUARY 29, 1996
--------------------------------------------------------------------

  TOTAL U.S. GOVERNMENT
          AGENCY OBLIGATIONS
          (COST $14,339,269) .................  $14,339,269
                                                -----------
COMMERCIAL PAPER - 3.4%
  American Express Co., 5.25%,
   03/05/96 ........................    1,000     1,000,000
  Exxon Corp., 5.25%, 03/05/96 .....    1,000     1,000,000
  Ford Motor Credit Co., 5.25%,
   03/05/96 ........................    1,441     1,440,817
                                                -----------
  TOTAL COMMERCIAL PAPER
          (COST $3,440,817) ..................    3,440,817
                                                -----------
  TOTAL INVESTMENTS
           (COST $98,280,376) - 100.5% .......  102,634,675

  DEPOSITS WITH BROKERS & CUSTODIAN BANK FOR SECURITIES
          SOLD SHORT - 0.8%
  General Motors Corp. .............   16,265       833,581

  RECEIVABLES FROM BROKERS FOR
          SECURITIES SOLD SHORT - 0.7% .......      763,104

  SECURITIES SOLD SHORT
          (PROCEEDS $763,104) - (0.7)% .......     (762,998)

  OTHER ASSETS AND LIABILITIES,
          NET - (1.3)% .......................   (1,360,509)
                                                -----------
NET ASSETS - 100.0% .......................... $102,107,853
                                               ============

SCHEDULE OF SECURITIES
SOLD SHORT - (0.7)%
 MANUFACTURING - (0.1)%
  Carrington Laboratories, Inc. ....    2,000       $57,250
  Hondo Oil and Gas Co. ............    8,000        90,000
                                                -----------
     TOTAL MANUFACTURING ......................     147,250
                                                -----------
 SERVICES - (0.2)%
  Discovery Zone, Inc. .............   40,000        38,748
  Netcom On-Line Communication
   Services, Inc.* .................    1,000        23,250
  Organogenesis, Inc. ..............    4,000        61,500
  Psinet, Inc.* ....................    1,000        10,125
  Spyglass, Inc.* ..................    1,000        23,125
  Uunet Technoloies, Inc. ..........    1,500        45,000
                                                -----------
     TOTAL SERVICES ...........................     201,748
                                                -----------
 See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED -- FEBRUARY 29, 1996
--------------------------------------------------------------------

 WHOLESALE & RETAIL TRADE - (0.4)%
  BABY SUPERSTORE INC.* ............    2,000     $  84,250
  Boston Chicken, Inc. .............    6,000       215,250
  Reebok International Ltd. ........    1,000        26,375
  Starbucks Corp. ..................    5,000        88,125
                                                -----------
     TOTAL WHOLESALE & RETAIL TRADE ...........     414,000
                                                -----------
  TOTAL SECURITIES SOLD SHORT
          (PROCEEDS $763,104)..................   $ 762,998
                                                ===========

*Non-income producing security.

See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 1996
------------------------------------------------------------------------------

ASSETS:
Investments in securities (identified cost $98,280,376 )
  (Note 2)..................................................    $102,634,675
Deposits with brokers and custodian bank for securities sold
  short (identified cost $729,892) (Note 3).................         833,581
Receivable from brokers for securities sold short...........         763,104
Receivable for investments sold.............................         497,873
Receivable for Fund shares sold.............................          58,922
Dividends and interest receivable...........................         105,844
Prepaid insurance expenses..................................          12,791
Unamortized organization costs..............................         114,334
                                                                 -----------
    Total assets............................................     105,021,124
                                                                 -----------

LIABILITIES:
Securities sold short (proceeds: $763,104) (Note 3).........         762,998
Payable for investments purchased...........................       1,654,941
Due to Investment Manager (Note 4)..........................          80,103
Other accrued expenses (Note 4).............................         415,229
                                                                ------------
    Total liabilities.......................................       2,913,271
                                                                ------------

NET ASSETS..................................................    $102,107,853
                                                                ============


NET ASSETS CONSIST OF:
Accumulated net investment loss.............................       $(220,901)
Net unrealized appreciation of investments (Note 3).........       4,457,988
Net unrealized appreciation on securities sold short
  (Note 3)..................................................             106
Accumulated net realized gain from investments..............       2,714,245
Accumulated net realized loss from securities sold short....         (41,318)
Shares of beneficial interest...............................           9,462
Additional paid-in capital..................................      95,188,271
                                                                ------------
NET ASSETS, for 9,462,204 shares outstanding................    $102,107,853
                                                                ============
NET ASSET VALUE and offering price per share
  ($102,107,853/9,462,204 outstanding shares
  of beneficial interest, $0.001 par value per share).......          $10.79
                                                                      ======

See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
STATEMENT OF OPERATIONS -- FEBRUARY 29, 1996
------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                    SEPTEMBER 21, 1995 (dagger)
                                                                  THROUGH
                                                             FEBRUARY 29, 1996
                                                                (UNAUDITED)
                                                                 ---------
INVESTMENT INCOME:
 Income:
  Dividends...............................................           $373,214
  Interest................................................            261,252
                                                                   ----------
                                                                      634,466
                                                                   ----------

EXPENSES:
 Management fee (Note 4)..................................            341,246
 Distribution expenses (Note 4)...........................            341,246
 Custodian fee (Note 4)...................................             13,477
 Transfer Agent fee (Note 4)..............................             16,709
 Administration fee (Note 4)..............................             43,477
 Accounting fee (Note 4)..................................             19,084
 Trustees' fees and expenses (Note 4).....................              3,671
 Amortization of organizational expenses (Note 2).........             11,062
 Legal....................................................             15,057
 Audit....................................................              5,828
 Shareholders reports.....................................              7,272
 Registration and filing fees.............................             18,121
 Dividend expense for securities sold short...............                135
 Miscellaneous............................................             18,982
                                                                   ----------
Total expenses...........................................             855,367
                                                                   ----------
Net investment loss......................................            (220,901)
                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investment transactions.............          2,815,966
 Net realized loss on securities sold short...............            (41,318)
 Net unrealized appreciation of investments during
   the period.............................................          4,457,988
 Net unrealized appreciation on securities sold short
   during the period......................................                106
                                                                   ----------

 Net gain on investments..................................          7,232,742
                                                                   ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....          $7,011,841
                                                                   ==========

(dagger) Commencement of Operations.

See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- FEBRUARY 29, 1996
------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                    SEPTEMBER 21, 1995 (dagger)
                                                                  THROUGH
                                                             FEBRUARY 29, 1996
                                                                (UNAUDITED)
                                                                 ----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss.....................................          $(220,901)
 Net realized gain on investment transactions............          2,815,966
 Net realized loss on securities sold short..............            (41,318)
 Net unrealized appreciation of investments during
  the period.............................................          4,457,988
 Net unrealized appreciation on securities sold short
  during the period......................................                106
                                                                ------------
Net increase in net assets resulting from operations.....          7,011,841
                                                                ------------
Distributions to shareholders from:
 Net realized gains ($0.011 per share)...................           (101,721)
                                                                ------------
Increase in net assets from Fund share transactions
  (Note 5)...............................................         95,097,733
                                                                ------------
Increase in net assets...................................        102,007,853

NET ASSETS:
 Beginning of period.....................................            100,000
                                                                ------------
 End of period...........................................       $102,107,853
                                                                ============

(dagger) Commencement of Operations.

See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
STATEMENT OF FINANCIAL HIGHLIGHTS -- FEBRUARY 29, 1996
------------------------------------------------------------------------------

The following table includes selected data for a share outstanding of the Fund throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                            FOR THE PERIOD
                                         SEPTEMBER 21, 1995 (dagger)
                                               THROUGH
                                          FEBRUARY 29, 1996
                                             (UNAUDITED)
                                              ----------

NET ASSET VALUE - BEGINNING OF PERIOD...         $10.00
                                             ----------
Investment Operations:
 Net investment loss....................         (0.02)
 Net realized and unrealized gain
  on investments........................           0.82

    Total from investment operations....           0.80

DISTRIBUTIONS:
 From net investment income.............           --
 From net realized gain on investments..         (0.01)
                                             ----------
        Total distributions.............         (0.01)
                                             ----------

NET ASSET VALUE - END OF PERIOD........          $10.79
                                             ==========

TOTAL RETURN (double dagger)...........           8.02%

Ratios (to average net assets)/Supplemental Data:
 Expenses..............................          2.51%*
 Net investment loss...................        (0.65)%*
Portfolio turnover rate................        138.33%*
Average commision rate paid............         $0.0594
Net assets at end of period
 (000 omitted).........................        $102,108

*  Annualized.
(dagger) Commencement of Operations.
(double dagger) The total return for the period has not been annualized.

See notes to Financial Statements

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------------------------------

1. DESCRIPTION OF FUND. The Olstein Financial Alert Fund (the "Fund") is the first series of The Olstein Funds (the "Trust"), a Delaware business trust organized on March 31, 1995. The Fund is registered under the
   Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The primary investment objective of the Fund is long-term capital appreciation with a secondary objective of income. The Fund commenced investment operations on September 21, 1995.

2. SIGNIFICANT  ACCOUNTING  POLICIES.   The  following  is  a
   summary  of  the  significant accounting policies  of  the
   Fund:

   SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

   FEDERAL INCOME TAXES. The Fund intends to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income and net realized gains will be made annually in December. An additional distribution may be made to the extent necessary to avoid the payment of a 4% excise tax.

   DEFERRED ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-----------------------------------------------------------------

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and
   liabilities  and  disclosure  of  contingent  assets   and
   liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the period ended February 29, 1996, purchases and sales of investment securities (excluding securities sold short and short-term investments) aggregated as follows:

         Purchases                 $60,292,756
         Sales                      40,963,953


The following balances for the Fund are as of February 29, 1996:

     COST FOR      NET TAX BASIS   TAX BASIS GROSS   TAX BASIS GROSS
  FEDERAL INCOME     UNREALIZED       UNREALIZED        UNREALIZED
   TAX PURPOSES     APPRECIATION     APPRECIATION      DEPRECIATION
  --------------   -------------   --------------    ---------------
    $99,425,074      $4,043,182       $7,712,856        $3,669,674

   SHORT SALES. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, equity securities and/or U.S. Government securities sufficient to collateralize the sales proceeds of its short positions. The Fund limits the value of short positions to 25% of the Fund's net assets. At February 29,1996, the Fund had 0.07% of its net assets in short

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-----------------------------------------------------------------

   positions.   For  the period ended February  29,1996,  the
   cost  of  investments purchased to cover short  sales  and the  proceeds  from investments sold short  were  $562,253 and $520,935, respectively.

4. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund employs Olstein & Associates, L.P. ("Olstein & Associates" or the "Investment Manager") as the investment manager. Pursuant to an investment management agreement with the Fund, the Investment Manager selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees. For its services, the Investment Manager is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the period ended February 29,
   1996, the Fund incurred investment management fees of $341,246.

   Rodney  Square  Management  Corp.  ("Rodney  Square"),   a
   wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, serves as Administrator to the Fund pursuant to an Administration Agreement with the Trust on behalf of the Fund. As Administrator, Rodney Square is responsible for services such as budgeting, maintaining federal and state registration for the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, Rodney Square receives a monthly administration fee at an annual rate based upon the average daily net assets of the Fund as follows: 0.15% of average daily net assets up to $50 million (subject to a minimum annual fee of $50,000); 0.10% of average daily net assets over $50 million up to $100 million; 0.07% of average daily net assets over $100 million up to $200 million; and 0.05% of average daily net assets over $200 million. The administration fee paid to Rodney Square for the period ended February 29, 1996 amounted to $43,477.

   Rodney  Square also serves as Transfer and Dividend Paying
   Agent  for the Fund pursuant to a Transfer Agent Agreement
   with  the  Trust  dated  August 18,1995.   WTC  serves  as
   Custodian of the assets of the Trust.

   Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, and Olstein & Associates (together the "Distributors") have entered into a distribution and underwriting agreement with the Fund dated August 18,1995, under which the Distributors act as co-underwriters to engage in activities designed to assist

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-----------------------------------------------------------------

   the Fund in securing purchasers for its shares. The Fund has adopted a Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Amounts paid under the 12b-1 Plan may compensate the Distributors or others for the activities in the promotion and distribution of the Fund's shares and for shareholder servicing. The total amount which the Fund will pay under the 12b-1 Plan is 1.00% per annum of the Fund's average daily net assets. For the period ended February 29, 1996, fees paid by the Fund pursuant to the 12b-1 Plan amounted to $341,246.

   Rodney Square determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund. For the accounting services provided, Rodney Square receives an annual fee of $40,000, plus an amount based on the average daily net assets of the Fund as follows: 0.03% of average daily net assets over $50 million up to $100 million; 0.02% of average daily net assets over $100 million up to $250 million; and 0.01% of average daily net assets of the Fund over $250 million.

   Certain  trustees  and  officers of  the  Trust  are  also
   officers   of   the  Trust's  Investment  Manager.    Such
   trustees and officers are paid no fees by the Trust for serving as trustees or officers of the Trust.

5. FUND   SHARES.   At  February  29,  1996,  there  was   an
   unlimited number of shares of beneficial interest,  $0.001 par value, authorized. The following table summarizes the activity in shares of the Fund:

THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-----------------------------------------------------------------

                                                 FOR THE PERIOD
                                               SEPTEMBER 21,1995 (dagger)
                                                    THROUGH
                                                FEBRUARY 29, 1996
                                                   (UNAUDITED)
                                                   -----------
                                              SHARES           AMOUNT
                                              ------           ------

   Shares sold.........................     9,552,849      $96,117,666
   Shares issued to shareholder
      in reinvestment of dividends.....         9,956          101,256
   Shares redeemed.....................      (110,601)      (1,121,189)
                                             ---------      -----------

   Net increase........................     9,452,204      $95,097,733
                                                           ===========

   Shares outstanding:

   Beginning of period.................        10,000

   End of period.......................     9,462,204
                                            =========


(dagger) Commencement of Operations.

INVESTMENT MANAGER
Olstein & Associates, L.P.
105 Corporate Park Drive
White Plains, NY  10604

DISTRIBUTORS
Rodney Square Distributors, Inc.
(subsidiary of Wilmington Trust Company)
1105 N. Market Street
Wilmington, DE  19890-0001

Olstein & Associates, L.P.
105 Corporate Park Drive
White Plains, NY  10604

SHAREHOLDER SERVICES
Rodney Square Management Corporation
(subsidiary of Wilmington Trust Company)
1100 N. Market Street
Wilmington, DE  19890-0001

CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 N. Market Street
Wilmington, DE 19890-0001

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT AUDITORS
Ernst & Young LLP
One North Charles Street
Baltimore, MD  21201

                        THE OLSTEIN FUNDS
                             PART C
                       OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

          (a)  Financial Statements

                    SEE "FINANCIAL STATEMENTS" IN
                    PART B OF THIS REGISTRATION STATEMENT.

          (b)  Exhibits:

               (1)  Agreement and Declaration of Trust.

               (2)  By-laws.

               (3)  Voting Trust Agreement:
                    Not Applicable.

               (4) Specimen copy of each security to be issued by the registrant.
                    Not Applicable.

               (5) Investment Management Agreement between Registrant and Olstein & Associates, L.P. dated August 18, 1995.

               (6)  (a)  Distribution Agreement between the Registrant
                         and the Distributors (Rodney Square
                         Distributors,Inc. and Olstein &
                         Associates, L.P.) dated August 18, 1995.

                    (b)  Mutual Fund Dealer Agreement between Olstein
                         & Associates, L.P. and Smith Barney Inc. dated September 21, 1995.

                    (c)  Form of Selling Dealer Agreement between
                         Olstein & Associates, L.P. and Selected Dealers.

                    (d) Selling Dealer Agreement between Olstein & Associates, L.P. and Bear, Stearns Securities Corp. dated November 30, 1995.

               (7)  Bonus, Profit Sharing and Pension Contracts:
                    Not Applicable.

               (8)  Custody Agreements:

                    (a) Custody Agreement between the Registrant and Wilmington Trust Company dated August 18, 1995.

                    (b) Special Custody Account Agreement between the Registrant and Bear, Stearns Securities Corp. dated August 18, 1995.

               (9)  Other Material Contracts:

                    (a) Administration Agreement between the Registrant and Rodney Square Management Corporation dated August 18, 1995.

                    (b) Accounting Services Agreement between the Registrant and Rodney Square Management Corporation dated August 18, 1995.

                    (c) Transfer Agency Agreement between the Registrant and Rodney Square Management Corporation dated August 18, 1995.

                (10) Opinion and Consent of Counsel as to the Legality of
                     the Securities to be Issued.
                     TO BE FILED BY THE TRUST ON A YEARLY BASIS ALONG WITH ITS RULE 24f-2 NOTICE.

                (11) Consent of Independent Auditors.

                (12) All Financial Statements Omitted from Item 23.
                     Not Applicable.

                (13) Letter of Understanding Relating to Initial Capital.

                (14) Model Plans.
                     Not Applicable.

                (15) Plan of Distribution Pursuant to Rule 12b-1 under the
                     Investment Company Act of 1940 for The Olstein Financial Alert Fund effective as of August 18, 1995.

                (16) Schedule for Computation of Performance Quotations.

                (17) Financial Data Schedule.

                (18) Plan Pursuant to Rule 18f-3.
                     Not Applicable.

                (19) Trustees Power of Attorney.

ITEM 25.  PERSONS CONTROLLED OR UNDER COMMON CONTROL WITH THE REGISTRANT:

          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES:

          The number of record holders of securities of the Registrant as of March 8, 1996 is as follows:

               (1)                                       (2)

          TITLE OF CLASS                        NUMBER OF RECORD HOLDERS

          The Olstein Financial Alert Fund               457

ITEM 27.  INDEMNIFICATION:

           Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

           Subject to the standards and restrictions set forth in the Fund's Agreement and Declaration of Trust, the Delaware Business Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

           The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Agreement and Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund's best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

          (a) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (b) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person's duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

          (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

          In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Fund shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

           The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the Fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.
See also Item 32.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER:

          In addition to acting as the investment manager for the Fund, Olstein & Associates, L.P. provides investment counsel, advice and brokerage services to institutional and individual investors. Prior to the formation of the Fund and Olstein & Associates, L.P., Robert A. Olstein provided similar services to clients in association with Smith Barney, where he was a Senior Vice President/Senior Portfolio Manager.

Item 29.  PRINCIPAL UNDERWRITERS:

          (a) (i) Rodney Square Distributors, Inc. ("RSD"), the co-underwriter and co-distributor for the Registrant's securities, currently acts as principal underwriter for the following entities:

                    The Rodney Square Fund
                    The Rodney Square International Securities Fund, Inc. The Rodney Square Multi-Manager Fund
                    The Rodney Square Tax-Exempt Fund
                    The Rodney Square Strategic Fixed-Income Fund
                    Heitman Real Estate Fund-Heitman/PRA Institutional Class Kiewit Mutual Fund
                    The Dracena Funds, Inc.
                    1838 Investment Advisors Funds
                    The Homestate Group

              (ii) Olstein & Associates, L.P. ("Olstein"), the co-underwriter for the Registrant's securities, does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Fund.

          (b) The tables below set forth certain information as to the Distributors' Directors, Officers, Partners and Control Persons:

              (i) RSD Table

                                 POSITIONS AND           POSITIONS AND
NAME AND                         OFFICES WITH            OFFICES WITH
BUSINESS ADDRESS                 UNDERWRITER             THE REGISTRANT
----------------                 -----------             --------------

Jeffrey O. Stroble               President, Secretary    None
1105 North Market St.            Treasurer & Director
Wilmington, DE 19890

Martin L. Klopping               Director                None
1100 North Market St.
Wilmington, DE 19890

Cornelius G. Curran              Vice President          None
1105 North Market St.
Wilmington, DE 19890

              (ii) Olstein, Inc. is the General Partner of the Underwriter
                   (Olstein & Associates, LP). The following is a list of the individuals who hold positions with Olstein, Inc. or are limited partners of Olstein.


                                 POSITIONS AND           POSITIONS AND
NAME AND                         OFFICES WITH            OFFICES WITH
BUSINESS ADDRESS                 UNDERWRITER             THE REGISTRANT
----------------                 -----------             --------------

Robert A. Olstein                Olstein, Inc.,          Chairman and
105 Corporate Park Drive         President               President
White Plains, New York 10604

Erik K. Olstein                  Olstein, Inc.,          Trustee,
105 Corporate Park Drive         Vice President-         Secretary and
White Plains, New York 10604     Sales                   Assistant Treasurer

Michael Luper                    Olstein, Inc.,          None
105 Corporate Park Drive         Vice President-
White Plains, New York 10604     Finance

Olstein, Inc.                    General Partner         None
105 Corporate Park Drive
White Plains, New York 10604

Cash Asmussen                    Limited Partner         None
P.O. Box 1861
Laredo, TX  78044-1861

Nick Awad                        Limited Partner         None
144 East 44th Street
New York, NY  10017

Dr. Lewis Bobroff                Limited Partner         None
4 Catherine Court
Suffern, NY  10901-3104

Harry & Roberta Boltin           Limited Partner         None
6 Laveta Place
Nyack, NY  10960-1604

                                 POSITIONS AND           POSITIONS AND
NAME AND                         OFFICES WITH            OFFICES WITH
BUSINESS ADDRESS                 UNDERWRITER             THE REGISTRANT
----------------                 -----------             --------------

James Calabrese                  Limited Partner         None
13 Hendrie Lane
Riverside, CT  06878-1810

Catherine Corless                Limited Partner         None
44 Halley Drive
Pomona, NY  10970-2003

Patrick Donaghy                  Limited Partner         None
15 East 26th Street
New York, NY  10010-1501

Anita Fleishman                  Limited Partner         None
11 West 69th Street
New York, NY  10023

Albert Fried & Co.               Limited Partner         None
40 Exchange Place
New York, NY  10005-2701

David Holzer                     Limited Partner         None
633 Third Avenue
New York, NY  10017

Neil Klarfeld                    Limited Partner         Trustee
29 Tamarack Lane
Pomona, NY  10970-2006

Dr. David Langerman              Limited Partner         None
2 Perth Court
West Nyack, NY  10994-1307

Douglas & Diane LeGrande         Limited Partner         None
97 Birch Hill Road
Weston, CT  06883-1735

                                 POSITIONS AND           POSITIONS AND
NAME AND                         OFFICES WITH            OFFICES WITH
BUSINESS ADDRESS                 UNDERWRITER             THE REGISTRANT
----------------                 -----------             --------------

Rochelle Nechin                  Limited Partner         None
128 Prospect Avenue
Douglaston, NY  11363-1338

Joan Olstein                     Limited Partner         None
115-7 Hilltop Road
Kinnelon, NJ  07405

Judith Pomerantz                 Limited Partner         None
2 White Pine Drive
Sterlington, NY  10974

Marilyn Portnoy                  Limited Partner         None
7 White Birch Drive
Pomona, NY  10970-3403

Dr. Gary Roebuck                 Limited Partner         None
43 Halley Drive
Pomona, NY  10970-2001

Marie Romano                     Limited Partner         None
447 Windham Court North
Wyckoff, NJ  07481-3472

John Vazzana                     Limited Partner         None
40 Exchange Place
New York, NY  10005-2701

Ronald Weiss                     Limited Partner         None
950 Park Avenue
New York, NY  10028

Edwin & Harilyn Zimmerman        Limited Partner         None
13652 Rivoli Drive
Palm Beach Gardens, FL  33410

        (c)  Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS:

                    Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "40 Act") and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at 105 Corporate Park Drive, White Plains, NY 10604, except for those maintained by the Registrant's custodian Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890 and the Registrant's Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, DE 19890.

Item 31.  MANAGEMENT SERVICES:

                     There are no management related service contracts not discussed in Part A or Part B.

Item 32.  UNDERTAKINGS

          (a)  Not Applicable.

          (b)  Not Applicable.

          (c)  The   Registrant  hereby  undertakes   to  furnish
               each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended August 31, upon request and without charge.

          (d) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other share-holders, as directed by Section 16(c) of the 1940 Act.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of White Plains, and State of New York, on the 22nd day of March, 1996.

                              THE OLSTEIN FUNDS


                              By: /s/ Robert A. Olstein
                                  Robert A. Olstein, Chairman
                                  and President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

SIGNATURE                TITLE                       DATE

/s/ Robert A. Olstein    Chairman, President         March 22, 1996
Robert A. Olstein        and Treasurer


/s/ Erik K. Olstein      Trustee, Secretary          March 22, 1996
Erik K. Olstein          and Assistant Treasurer

Neil C. Klarfeld*        Trustee                     March 22, 1996


Fred W. Lange*           Trustee                     March 22, 1996


John Lohr*               Trustee                     March 22, 1996


D. Michael Murray*       Trustee                     March 22, 1996


Lawrence K. Wein*        Trustee                     March 22, 1996



       * By:  /s/ Robert A. Olstein
         Robert A. Olstein, Attorney-in-Fact
         (Pursuant to Power of Attorney filed herewith)

                                                             File No. 33-91770
                                                             File No.811-9038




                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                   EXHIBITS

                                      TO

                                   FORM N-1A


                        POST-EFFECTIVE AMENDMENT NO. 1

                           TO REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933


                                      AND


                                AMENDMENT NO. 2


                           TO REGISTRATION STATEMENT

                                     UNDER

                      THE INVESTMENT COMPANY ACT OF 1940



                               THE OLSTEIN FUNDS

                         EXHIBIT INDEX

Item 24(b)                  EXHIBIT                         PAGE NO.
EXHIBIT NO.                                             [EDGAR Exhibit]

1             Agreement and Declaration of Trust              EX-1

2             By-laws                                         EX-2

5             Investment Management Agreement between         EX-5
              Registrant and Olstein & Associates, L.P.
              dated August 18, 1995.

6(a)          Distribution Agreement between the              EX-6.A
              Registrant and the Distributors (Rodney
              Square Distributors, Inc. and Olstein &
              Associates, L.P.) dated August 18, 1995.

6(b)          Mutual Fund Dealer Agreement between            EX-6.B
              Olstein & Associates, L.P. and Smith
              Barney Inc. dated September 21, 1995.

6(c)          Form of Selling Dealer Agreement between        EX-6.C
              Olstein & Associates, L.P. and Selected
              Dealers.

6(d)          Selling Dealer Agreement between Olstein &      EX-6.D
              Associates, L.P. and Bear, Stearns
              Securities Corp. dated November 30, 1995.

8(a)          Custody Agreement between the Registrant        EX-8.A
              and Wilmington Trust Company dated
              August 18, 1995.

8(b)          Special Custody Account Agreement between       EX-8.B
              the Registrant and Bear, Stearns
              Securities Corp. dated August 18, 1995.

9(a)          Administration Agreement between the            EX-9.A
              Registrant and Rodney Square Management
              Corporation dated August 18, 1995.

9(b)          Accounting Services Agreement between the       EX-9.B
              Registrant and Rodney Square Management
              Corporation dated August 18, 1995.

9(c)          Transfer Agency Agreement between the           EX-9.C
              Registrant and Rodney Square Management
              Corporation dated August 18, 1995.

11            Consent of Indepent Auditors.                   EX-11

13            Letter of Understanding Relating to             EX-13
              Initial Capital.

15            Plan of Distribution Pursuant to Rule           EX-15
              12b-1 under the Investment Company Act
              of 1940 for the Olstein Financial Alert
              Fund effective as of August 18, 1995.

16            Schedule for Computation of Performance         EX-16
              Quotations.

17            Financial Data Schedule.                        EX-17

19            Trustees Power of Attorney.                     EX-19